AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON JUNE 14, 2000

                                                       REGISTRATION NO. 33-57703
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                       SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, D.C. 20549
                     -------------------------------------

                         POST-EFFECTIVE AMENDMENT NO. 5
                                       TO
                                    FORM S-6

                     -------------------------------------

                   FOR REGISTRATION UNDER THE SECURITIES ACT
                    OF 1933 OF SECURITIES OF UNIT INVESTMENT
                        TRUSTS REGISTERED ON FORM N-8B-2

                     -------------------------------------

A. EXACT NAME OF TRUST:

                        MUNICIPAL INVESTMENT TRUST FUND
                             MULTISTATE SERIES--85
                              DEFINED ASSET FUNDS

B. NAMES OF DEPOSITORS:

               MERRILL LYNCH, PIERCE, FENNER & SMITH INCORPORATED
                           SALOMON SMITH BARNEY INC.
                       PRUDENTIAL SECURITIES INCORPORATED
                            PAINEWEBBER INCORPORATED
                           DEAN WITTER REYNOLDS INC.

C. COMPLETE ADDRESSES OF DEPOSITORS' PRINCIPAL EXECUTIVE OFFICES:

 MERRILL LYNCH, PIERCE,
     FENNER & SMITH
      INCORPORATED
   DEFINED ASSET FUNDS
  POST OFFICE BOX 9051
PRINCETON, NJ 08543-9051                              SALOMON SMITH BARNEY INC.
                                                            388 GREENWICH
                                                         STREET--23RD FLOOR
                                                         NEW YORK, NY 10013

      PRUDENTIAL SECURITIES      PAINEWEBBER INCORPORATED     DEAN WITTER REYNOLDS INC.
          INCORPORATED              1285 AVENUE OF THE             TWO WORLD TRADE
       ONE NEW YORK PLAZA                AMERICAS                CENTER--59TH FLOOR
       NEW YORK, NY 10292           NEW YORK, NY 10019           NEW YORK, NY 10048

D. NAMES AND COMPLETE ADDRESSES OF AGENTS FOR SERVICE:

  TERESA KONCICK, ESQ.         ROBERT E. HOLLEY           MICHAEL KOCHMANN
      P.O. BOX 9051            1200 HARBOR BLVD.          388 GREENWICH ST.
PRINCETON, NJ 08543-9051      WEEHAWKEN, NJ 07087        NEW YORK, NY 10013

   LEE B. SPENCER, JR.            COPIES TO:             DOUGLAS LOWE, ESQ.
   ONE NEW YORK PLAZA       PIERRE DE SAINT PHALLE,   DEAN WITTER REYNOLDS INC.
   NEW YORK, NY 10292                ESQ.                  TWO WORLD TRADE
                             450 LEXINGTON AVENUE        CENTER--59TH FLOOR
                              NEW YORK, NY 10017         NEW YORK, NY 10048

The issuer has registered an indefinite number of Units under the Securities Act of 1933 pursuant to Rule 24f-2 and filed the Rule 24f-2 Notice for the most recent fiscal year on March 13, 2000.

Check box if it is proposed that this filing will become effective on June 23, 2000 pursuant to paragraph (b) of Rule 485. /X/

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                             DEFINED ASSET FUNDS--REGISTERED TRADEMARK--
                             ------------------------------
                             ----------------------

                           MUNICIPAL INVESTMENT TRUST FUND
                           MULTISTATE SERIES--85
                           (A UNIT INVESTMENT TRUST)
                           -  CALIFORNIA, FLORIDA AND NEW JERSEY PORTFOLIOS
                           - PORTFOLIOS OF INSURED INTERMEDIATE AND LONG-TERM MUNICIPAL BONDS
                           -  DESIGNED TO BE FREE OF REGULAR FEDERAL INCOME TAX
                           -  EXEMPT FROM SOME STATE TAXES
                           -  MONTHLY DISTRIBUTIONS

SPONSORS:
MERRILL LYNCH,
PIERCE, FENNER & SMITH
INCORPORATED               -----------------------------------------------------
SALOMON SMITH BARNEY INC.  The Securities and Exchange Commission has not
PRUDENTIAL SECURITIES      approved or disapproved these Securities or passed
INC.                       upon the adequacy of this prospectus. Any
PAINEWEBBER INCORPORATED   representation to the contrary is a criminal offense.
DEAN WITTER REYNOLDS INC.  Prospectus dated June 23, 2000.

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Defined Asset Funds--Registered Trademark--
Defined Asset Funds-Registered Trademark- is America's oldest and largest family of unit investment trusts, with over $160 billion sponsored over the last 28 years. Defined Asset Funds has been a leader in unit investment trust research and product innovation. Our family of Funds helps investors work toward their financial goals with a full range of quality investments, including municipal, corporate and government bond portfolios, as well as domestic and international equity portfolios.

Defined Asset Funds offer a number of advantages:
  - A Disciplined strategy of buying and holding with a long-term view is the cornerstone of Defined Asset Funds.
  - Fixed portfolio: Defined Funds follow a buy and hold investment strategy; funds are not managed and portfolio changes are limited.
  - Defined Portfolios: We choose the stocks and bonds in advance, so you know what you're investing in.
  - Professional research: Our dedicated research team seeks out stocks or bonds appropriate for a particular fund's objectives.
  - Ongoing supervision: We monitor each portfolio on an ongoing basis.
No matter what your investment goals, tolerance for risk or time horizon, there's probably a Defined Asset Fund that suits your investment style. Your financial professional can help you select a Defined Asset Fund that works best for your investment portfolio.

THE FINANCIAL INFORMATION IN THIS PROSPECTUS IS AS OF MARCH 31, 2000, THE EVALUATION DATE.

CONTENTS
                                       PAGE
                                       ---
California Intermediate Insured
  Portfolio--
  Risk/Return Summary................    3
Florida Insured Portfolio--
  Risk/Return Summary................    6
New Jersey Insured Portfolio--
  Risk/Return Summary................    9
What You Can Expect From Your
  Investment.........................   13
  Monthly Income.....................   13
  Return Figures.....................   13
  Records and Reports................   13
The Risks You Face...................   14
  Interest Rate Risk.................   14
  Call Risk..........................   14
  Reduced Diversification Risk.......   14
  Liquidity Risk.....................   14
  Concentration Risk.................   14
  State Concentration Risk...........   15
  Bond Quality Risk..................   17
  Insurance Related Risk.............   17
  Litigation and Legislation Risks...   17
Selling or Exchanging Units..........   17
  Sponsors' Secondary Market.........   18
  Selling Units to the Trustee.......   18
  Exchange Option....................   18
How The Fund Works...................   19
  Pricing............................   19
  Evaluations........................   19
  Income.............................   19
  Expenses...........................   19
  Portfolio Changes..................   20
  Fund Termination...................   20
  Certificates.......................   21
  Trust Indenture....................   21
  Legal Opinion......................   22
  Auditors...........................   22
  Sponsors...........................   22
  Trustee............................   22
  Underwriters' and Sponsors'
    Profits..........................   22
  Public Distribution................   23
  Code of Ethics.....................   23
  Year 2000 Issues...................   23
Taxes................................   23
Supplemental Information.............   25
Financial Statements.................  D-1

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CALIFORNIA INTERMEDIATE INSURED PORTFOLIO--RISK/RETURN SUMMARY

 1.  WHAT IS THE FUND'S OBJECTIVE?
     The Fund seeks interest
     income that is exempt from
     regular federal income taxes
     and some state and local
     taxes by investing in a fixed
     portfolio consisting
     primarily of intermediate
     term municipal revenue bonds
     with an estimated average
     life of about 7 years.

 2.  WHAT ARE MUNICIPAL REVENUE
     BONDS?
     Municipal revenue bonds are
     bonds issued by states,
     municipalities and public
     authorities to finance the
     cost of buying, building or
     improving various projects
     intended to generate revenue,
     such as airports, health care
     facilities, housing and
     municipal electric, water and
     sewer utilities. Generally,
     payments on these bonds
     depend solely on the revenues
     generated by the projects,
     excise taxes or state
     appropriations, and are not
     backed by the government's
     taxing power.

 3.  WHAT IS THE FUND'S INVESTMENT
     STRATEGY?

   - The Fund plans to hold to
     maturity 7 intermediate-term
     tax-exempt municipal bonds
     with an aggregate face amount
     of $2,245,000.
   - The Fund is a unit investment
     trust which means that,
     unlike a mutual fund, the
     Portfolio is not managed.
   - When the bonds were initially
     deposited they were rated A
     or better by Standard &
     Poor's, Moody's or Fitch. THE
     QUALITY OF THE BONDS MAY
     CURRENTLY BE LOWER.
   - Many of the bonds can be
     called at a premium declining
     over time to par value. Some
     bonds may be called earlier
     at par for extraordinary
     reasons.
   - 100% of the bonds are insured
     by insurance companies that
     guarantee timely payments of
     principal and interest on the
     bonds (but not Fund units or
     the market value of the bonds
     before they mature).

     The Portfolio consists of
     municipal bonds of the
     following types:

                                APPROXIMATE
                                 PORTFOLIO
                                PERCENTAGE
  / / Hospitals/Health Care         54%
  / / Municipal Water/Sewer
      Utilities                     17%
  / / Refunded Bonds                15%
  / / Special Tax Issues            13%
  / / Municipal Electric
  Utilities                         1%

 4.  WHAT ARE THE SIGNIFICANT RISKS?

     YOU CAN LOSE MONEY BY INVESTING IN THE
     FUND. THIS CAN HAPPEN FOR VARIOUS
     REASONS, INCLUDING:

  -  Rising interest rates, an issuer's
     worsening financial condition or a drop
     in bond ratings can reduce the price of
     your units.

  -  Because the Fund is concentrated in
     hospital/health care bonds, adverse
     developments in this sector may affect
     the value of your units.

  -  Assuming no changes in interest rates,
     when you sell your units, they will
     generally be worth less than your cost
     because your cost included a sales fee.

  -  The Fund will receive early returns of
     principal if bonds are called or sold
     before they mature. If this happens your income will decline and you may not be able to reinvest the money you receive at as high a yield or as long a maturity.

     ALSO, THE PORTFOLIO IS CONCENTRATED IN
     BONDS OF CALIFORNIA SO IT IS LESS
     DIVERSIFIED THAN A NATIONAL FUND AND IS
     SUBJECT TO RISKS PARTICULAR TO
     CALIFORNIA WHICH ARE BRIEFLY DESCRIBED
     UNDER STATE CONCENTRATION RISKS LATER IN
     THIS PROSPECTUS.

 5.  IS THIS FUND APPROPRIATE FOR YOU?

     Yes, if you want federally tax-free
     income. You will benefit from a
     professionally selected and supervised
     portfolio whose risk is reduced by
     investing in bonds of several different
     issuers.
     The Fund is NOT appropriate for you if
     you want a speculative investment that
     changes to take advantage of market
     movements, if you do not want a
     tax-advantaged investment or if you
     cannot tolerate any risk.

     DEFINING YOUR INCOME

     WHAT YOU MAY EXPECT (Payable on the 25th day
     of the month to holders of record on the
     10th day of the month):
     Regular Monthly Income per unit                $ 4.33
     Annual Income per unit:                        $52.03
     THESE FIGURES ARE ESTIMATES DETERMINED ON THE
     EVALUATION DAY; ACTUAL PAYMENTS MAY VARY.

 6.  WHAT ARE THE FUND'S FEES AND EXPENSES?

     This table shows the costs and expenses you may pay, directly or indirectly, when you invest in the Fund.

     INVESTOR FEES

     Maximum Sales Fee (Load) on new
     purchases (as a percentage of
     $1,000 invested)                            2.75%

     Employees of some of the Sponsors and their affiliates may be charged a reduced sales fee of no less than $5.00 per unit.

     The maximum sales fee is reduced if you invest at least $100,000, as follows:

                               YOUR MAXIMUM
                                SALES FEE
          IF YOU INVEST:         WILL BE:
          --------------       ------------
     Less than $100,000            2.75%
     $100,000 to $249,999          2.50%
     $250,000 to $499,999          2.25%
     $500,000 to $999,999          2.00%
     $1,000,000 and over           1.75%

     Maximum Exchange Fee          1.75%

     ESTIMATED ANNUAL FUND OPERATING EXPENSES

                                                    AMOUNT
                                                   PER UNIT
                                                   --------
                                                    $0.69
     Trustee's Fee
                                                    $0.54
     Portfolio Supervision,
     Bookkeeping and
     Administrative Fees
     (including updating
     expenses)
                                                    $0.41
     Evaluator's Fee
                                                    $0.82
     Other Operating Expenses
                                                    -----
                                                    $2.46
     TOTAL

     The Sponsors historically paid updating
     expenses.

 7.  HOW HAVE SIMILAR FUNDS PERFORMED IN THE PAST?

     IN THE FOLLOWING CHART WE SHOW PAST PERFORMANCE
     OF PRIOR CALIFORNIA PORTFOLIOS, WHICH HAD
     INVESTMENT OBJECTIVES, STRATEGIES AND TYPES OF
     BONDS SUBSTANTIALLY SIMILAR TO THIS FUND. THESE
     PRIOR SERIES DIFFERED IN THAT THEY CHARGED A
     HIGHER SALES FEE. These prior California Series were offered after 1987 and were outstanding on March 31, 2000. OF COURSE, PAST PERFORMANCE OF
     PRIOR SERIES IS NO GUARANTEE OF FUTURE RESULTS
     OF THIS FUND.

     AVERAGE ANNUAL COMPOUND TOTAL RETURNS
     FOR PRIOR SERIES
     REFLECTING ALL EXPENSES. FOR PERIODS ENDED
     3/31/00.

 -------------------------------------------------------------------

 High                    4.25%     5.45%     5.72%     4.66%     6.64%     6.31%
 Average                 -1.28      4.42      5.52      0.59      5.47      6.11
 Low                     -4.59      2.52      5.32     -1.89      3.28      5.91

 -----------------------------------------------------------

 Average
 Sales fee               1.93%     5.23%     5.83%

 -----------------------------------------------------------

NOTE: ALL RETURNS REPRESENT CHANGES IN UNIT PRICE WITH DISTRIBUTIONS REINVESTED
 INTO THE MUNICIPAL FUND INVESTMENT ACCUMULATION PROGRAM.

 8.  IS THE FUND MANAGED?

     Unlike a mutual fund, the Fund is not managed and bonds are not sold because of market changes. Rather, experienced Defined Asset Funds financial analysts regularly review the bonds in the Fund. The Fund may sell a bond if certain adverse credit or other conditions exist.

 9.  HOW DO I BUY UNITS?

     The minimum investment is one unit.

     You can buy units from any of the
     Sponsors and other broker-dealers. The
     Sponsors are listed later in this
     prospectus. Some banks may offer units
     for sale through special arrangements
     with the Sponsors, although certain
     legal restrictions may apply.

     UNIT PRICE PER UNIT           $1,046.48
     (as of March 31, 2000)

     Unit price is based on the net asset
     value of the Fund plus the sales fee.
     An amount equal to any principal cash,
     as well as net accrued but
     undistributed interest on the unit, is
     added to the unit price. An independent
     evaluator prices the bonds at 3:30 p.m.
     Eastern time every business day. Unit
     price changes every day with changes in
     the prices of the bonds in the Fund.

10.  HOW DO I SELL UNITS?

     You may sell your units at any time to
     any Sponsor or the Trustee for the net
     asset value determined at the close of
     business on the date of sale. You will
     not pay any other fee when you sell
     your units.

11.  HOW ARE DISTRIBUTIONS MADE AND TAXED?

     The Fund pays income monthly.

     In the opinion of bond counsel when
     each bond was issued, interest on the
     bonds in this Fund is generally 100%
     exempt from regular federal income tax.
     Your income may also be exempt from
     some California state and local
     personal income taxes if you live in
     California.
     You will also receive principal
     payments if bonds are sold or called or
     mature, when the cash available is more
     than $5.00 per unit. You will be
     subject to tax on any gain realized by
     the Fund on the disposition of bonds.

12.  WHAT OTHER SERVICES ARE AVAILABLE?

     REINVESTMENT
     You will receive your income in cash
     unless you choose to compound your
     income by reinvesting at no sales fee
     in the Municipal Fund Investment
     Accumulation Program, Inc. This program
     is an open-end mutual fund with a
     comparable investment objective, but
     the bonds will generally not be
     insured. Income from this program will
     generally be subject to state and local
     income taxes. FOR MORE COMPLETE
     INFORMATION ABOUT THE PROGRAM,
     INCLUDING CHARGES AND FEES, ASK THE
     TRUSTEE FOR THE PROGRAM'S PROSPECTUS.
     READ IT CAREFULLY BEFORE YOU INVEST.
     THE TRUSTEE MUST RECEIVE YOUR WRITTEN
     ELECTION TO REINVEST AT LEAST 10 DAYS
     BEFORE THE RECORD DAY OF AN INCOME
     PAYMENT.

     EXCHANGE PRIVILEGES
     You may exchange units of this Fund for
     units of certain other Defined Asset
     Funds. You may also exchange into this
     Fund from certain other funds. We
     charge a reduced sales fee on
     exchanges.

--------------------------------------------------------------------------------

FLORIDA INSURED PORTFOLIO--RISK/RETURN SUMMARY

 1.  WHAT IS THE FUND'S OBJECTIVE?
     The Fund seeks interest income that is
     exempt from regular federal income taxes and some state and local taxes by investing in a fixed portfolio consisting primarily of insured, long term municipal revenue bonds.

 2.  WHAT ARE MUNICIPAL REVENUE BONDS?
     Municipal revenue bonds are bonds issued by states, municipalities and public authorities to finance the cost of buying, building or improving various projects intended to generate revenue, such as airports, health care facilities, housing and municipal electric, water and sewer utilities.
     Generally, payments on these bonds
     depend solely on the revenues generated
     by the projects, excise taxes or state
     appropriations, and are not backed by
     the government's taxing power.

 3.  WHAT IS THE FUND'S INVESTMENT STRATEGY?

  -  The Fund plans to hold to maturity 7
     long-term tax-exempt municipal bonds
     with an aggregate face amount of
     $2,415,000.
  -  The Fund is a unit investment trust
     which means that, unlike a mutual fund,
     the Portfolio is not managed.
  -  The bonds are rated AAA or Aaa by
     Standard & Poor's, Moody's or Fitch.
  -  Many of the bonds can be called at a
     premium declining over time to par
     value. Some bonds may be called earlier
     at par for extraordinary reasons.
 [-  The Fund is concentrated in refunded
     bonds.]
  -  100% of the bonds are insured by
     insurance companies that guarantee
     timely payments of principal and
     interest on the bonds (but not Fund
     units or the market value of the bonds
     before they mature).

     The Portfolio consists of municipal
     bonds of the following types:

  / / Municipal Water/Sewer Utilities            9%
  / / Refunded Bonds                             7%
  / / Special Tax Issues                         40%
  / / Municipal Electric Utilities               44%

 4.  WHAT ARE THE SIGNIFICANT RISKS?

     YOU CAN LOSE MONEY BY INVESTING IN THE FUND.
     THIS CAN HAPPEN FOR VARIOUS REASONS,
     INCLUDING:

  - Rising interest rates, an issuer's worsening financial condition or a drop in bond ratings can reduce the price of your units.

  -  Because the Fund is concentrated in
     municipal electric utilty and special tax bonds, adverse developments in these sectors may affect the value of your units.

  - Assuming no changes in interest rates, when you sell your units, they will generally be worth less than your cost because your cost included a sales fee.

  -  The Fund will receive early returns of
     principal if bonds are called or sold before they mature. If this happens your income will decline and you may not be able to reinvest the money you receive at as high a yield or as long a maturity.

     ALSO, THE PORTFOLIO IS CONCENTRATED IN BONDS
     OF FLORIDA SO IT IS LESS DIVERSIFIED THAN A
     NATIONAL FUND AND IS SUBJECT TO RISKS
     PARTICULAR TO FLORIDA WHICH ARE BRIEFLY
     DESCRIBED UNDER STATE CONCENTRATION RISKS
     LATER IN THIS PROSPECTUS.

 5.  IS THIS FUND APPROPRIATE FOR YOU?

     Yes, if you want federally tax-free income.
     You will benefit from a professionally
     selected and supervised portfolio whose risk is reduced by investing in insured bonds of several different issuers.
     The Fund is NOT appropriate for you if you want a speculative investment that changes to take advantage of market movements, if you do not want a tax-advantaged investment or if you cannot tolerate any risk.

     DEFINING YOUR INCOME

     WHAT YOU MAY EXPECT (Payable on
     the 25th day of the month to
     holders of record on the 10th
     day of the month):
     Regular Monthly Income per unit   $ 4.35
     Annual Income per unit:           $52.30
     THESE FIGURES ARE ESTIMATES DETERMINED ON
     THE EVALUATION DAY; ACTUAL PAYMENTS MAY
     VARY.

 6.  WHAT ARE THE FUND'S FEES AND EXPENSES?

     This table shows the costs and expenses you may pay, directly or indirectly, when you invest in the Fund.

     INVESTOR FEES

     Maximum Sales Fee (Load) on new
     purchases (as a percentage of
     $1,000 invested)                            2.90%

     Employees of some of the Sponsors and their affiliates may pay a reduced sales fee of no less than $5.00 per unit.

     The maximum sales fee is reduced if you invest at least $100,000, as follows:

                               YOUR MAXIMUM
                                SALES FEE
          IF YOU INVEST:         WILL BE:
          --------------       ------------
     Less than $100,000            2.90%
     $100,000 to $249,999          2.65%
     $250,000 to $499,999          2.40%
     $500,000 to $999,999          2.15%
     $1,000,000 and over           1.90%

     Maximum Exchange Fee          1.90%

     ESTIMATED ANNUAL FUND OPERATING EXPENSES

                                                    AMOUNT
                                                   PER UNIT
                                                   --------
                                                    $0.70
     Trustee's Fee
                                                    $0.55
     Portfolio Supervision,
     Bookkeeping and
     Administrative Fees
     (including updating
     expenses)
                                                    $0.57
     Evaluator's Fee
                                                    $0.61
     Other Operating Expenses
                                                    -----
                                                    $2.43
     TOTAL

     The Sponsors historically paid updating
     expenses.

 7.  HOW HAVE SIMILAR FUNDS PERFORMED IN THE PAST?

     IN THE FOLLOWING CHART WE SHOW PAST PERFORMANCE
     OF PRIOR FLORIDA PORTFOLIOS, WHICH HAD
     INVESTMENT OBJECTIVES, STRATEGIES AND TYPES OF
     BONDS SUBSTANTIALLY SIMILAR TO THIS FUND. THESE
     PRIOR SERIES DIFFERED IN THAT THEY CHARGED A
     HIGHER SALES FEE. These prior Florida Series were offered between after 1987 and were outstanding on March 31, 2000. OF COURSE, PAST
     PERFORMANCE OF PRIOR SERIES IS NO GUARANTEE OF
     FUTURE RESULTS OF THIS FUND.

     AVERAGE ANNUAL COMPOUND TOTAL RETURNS
     FOR PRIOR SERIES
     REFLECTING ALL EXPENSES. FOR PERIODS ENDED
     3/31/00.

 -------------------------------------------------------------------

 High                    4.50%     5.10%     6.05%     4.62%     6.27%     6.54%
 Average                 -1.38      4.41      5.67      0.54      5.48      6.24
 Low                     -8.28      2.71      5.28     -5.50      3.57      5.87

 -----------------------------------------------------------

 Average
 Sales fee               1.99%     5.34%     5.60%

 -----------------------------------------------------------

NOTE: ALL RETURNS REPRESENT CHANGES IN UNIT PRICE WITH DISTRIBUTIONS REINVESTED INTO THE MUNICIPAL FUND INVESTMENT ACCUMULATION PROGRAM.

 8.  IS THE FUND MANAGED?

     Unlike a mutual fund, the Fund is not managed and bonds are not sold because of market changes.
     Rather, experienced Defined Asset Funds financial analysts regularly review the bonds in the Fund.
     The Fund may sell a bond if certain adverse credit or other conditions exist.

 9.  HOW DO I BUY UNITS?

     The minimum investment is one unit.

     You can buy units from any of the Sponsors and other broker-dealers. The Sponsors are listed later in this prospectus. Some banks may offer units for sale through special arrangements with the Sponsors, although certain legal restrictions may apply.

     UNIT PRICE PER UNIT                  $989.05
     (as of March 31, 2000)

     Unit price is based on the net asset value of the Fund plus the sales fee. An amount equal to any principal cash, as well as net accrued but undistributed interest on the unit, is added to the unit price. An independent evaluator prices the bonds at 3:30 p.m. Eastern time every business day.
     Unit price changes every day with changes in the prices of the bonds in the Fund.

10.  HOW DO I SELL UNITS?

     You may sell your units at any time to any Sponsor or the Trustee for the net asset value determined at the close of business on the date of sale. You will not pay any other fee when you sell your units.

11.  HOW ARE DISTRIBUTIONS MADE AND TAXED?

     The Fund pays income monthly.

     In the opinion of bond counsel when each bond was issued, interest on the bonds in this Fund is generally 100% exempt from regular federal income tax. Your income may also be exempt from some
     Florida state and local personal income taxes if you live in Florida.
     You will also receive principal payments if bonds are sold or called or mature, when the cash available is more than $5.00 per unit. You will be subject to tax on any gain realized by the Fund on the disposition of bonds.

12.  WHAT OTHER SERVICES ARE AVAILABLE?

     REINVESTMENT
     You will receive your income in cash unless you choose to compound your income by reinvesting at no sales fee in the Municipal Fund Investment
     Accumulation Program, Inc. This program is an open-end mutual fund with a comparable investment objective, but the bonds generally will not be insured. Income from this program will generally be subject to state and local income taxes. FOR MORE
     COMPLETE INFORMATION ABOUT THE PROGRAM, INCLUDING
     CHARGES AND FEES, ASK THE TRUSTEE FOR THE PROGRAM'S
     PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST.
     THE TRUSTEE MUST RECEIVE YOUR WRITTEN ELECTION TO
     REINVEST AT LEAST 10 DAYS BEFORE THE RECORD DAY OF
     AN INCOME PAYMENT.

     EXCHANGE PRIVILEGES
     You may exchange units of this Fund for units of certain other Defined Asset Funds. You may also exchange into this Fund from certain other funds.
     We charge a reduced sales fee on exchanges.

--------------------------------------------------------------------------------

NEW JERSEY INSURED PORTFOLIO--RISK/RETURN SUMMARY

 1.  WHAT IS THE FUND'S OBJECTIVE?
     The Fund seeks interest income that is
     exempt from regular federal income taxes and some state and local taxes by investing in a fixed portfolio consisting primarily of insured, long term municipal revenue bonds.

 2.  WHAT ARE MUNICIPAL REVENUE BONDS?
     Municipal revenue bonds are bonds issued by states, municipalities and public authorities to finance the cost of buying, building or improving various projects intended to generate revenue, such as airports, health care facilities, housing and municipal electric, water and sewer utilities.
     Generally, payments on these bonds
     depend solely on the revenues generated
     by the projects, excise taxes or state
     appropriations, and are not backed by
     the government's taxing power.

 3.  WHAT IS THE FUND'S INVESTMENT STRATEGY?

  -  The Fund plans to hold to maturity 7
     long-term tax-exempt municipal bonds
     with an aggregate face amount of
     $2,710,000.
  -  The Fund is a unit investment trust
     which means that, unlike a mutual fund,
     the Portfolio is not managed.
  -  The bonds are rated AAA or Aaa by
     Standard & Poor's, Moody's or Fitch.
  -  Many of the bonds can be called at a
     premium declining over time to par
     value. Some bonds may be called earlier
     at par for extraordinary reasons.
  -  The Fund is concentrated in refunded
     bonds.
  -  100% of the bonds are insured by
     insurance companies that guarantee
     timely payments of principal and
     interest on the bonds (but not Fund
     units or the market value of the bonds
     before they mature).

     The Portfolio consists of municipal
     bonds of the following types:

  / / Corporate Utilities                        11%
  / / General Obligation                         22%
  / / Hospitals/Health Care                      6%
  / / Refunded Bonds                             45%
  / / Universities/Colleges                      16%

 4.  WHAT ARE THE SIGNIFICANT RISKS?

     YOU CAN LOSE MONEY BY INVESTING IN THE
     FUND. THIS CAN HAPPEN FOR VARIOUS
     REASONS, INCLUDING:

  -  Rising interest rates, an issuer's
     worsening financial condition or a drop
     in bond ratings can reduce the price of
     your units.

  -  Assuming no changes in interest rates,
     when you sell your units, they will
     generally be worth less than your cost
     because your cost included a sales fee.

  -  The Fund will receive early returns of
     principal if bonds are called or sold
     before they mature. If this happens your income will decline and you may not be able to reinvest the money you receive at as high a yield or as long a maturity.

     ALSO, THE PORTFOLIO IS CONCENTRATED IN
     BONDS OF NEW JERSEY SO IT IS LESS
     DIVERSIFIED THAN A NATIONAL FUND AND IS
     SUBJECT TO RISKS PARTICULAR TO NEW
     JERSEY WHICH ARE BRIEFLY DESCRIBED UNDER
     STATE CONCENTRATION RISKS LATER IN THIS
     PROSPECTUS.

 5.  IS THIS FUND APPROPRIATE FOR YOU?

     Yes, if you want federally tax-free
     income. You will benefit from a
     professionally selected and supervised
     portfolio whose risk is reduced by
     investing in insured bonds of several
     different issuers.
     The Fund is NOT appropriate for you if
     you want a speculative investment that
     changes to take advantage of market
     movements, if you do not want a
     tax-advantaged investment or if you
     cannot tolerate any risk.

     DEFINING YOUR INCOME

     WHAT YOU MAY EXPECT (Payable on
     the 25th day of the month to
     holders of record on the 10th
     day of the month):
     Regular Monthly Income per unit   $ 4.46
     Annual Income per unit:           $53.54
     THESE FIGURES ARE ESTIMATES DETERMINED ON
     THE EVALUATION DAY; ACTUAL PAYMENTS MAY
     VARY.

 6.  WHAT ARE THE FUND'S FEES AND EXPENSES?

     This table shows the costs and expenses you may pay, directly or indirectly, when you invest in the Fund.

     INVESTOR FEES

     Maximum Sales Fee (Load) on new
     purchases (as a percentage of
     $1,000 invested)                            2.90%
     Employees of some of the Sponsors and their affiliates
     may pay a reduced sales fee of no less than $5.00 per
     unit.

     The maximum sales fee is reduced if you invest at least $100,000, as follows:

                               YOUR MAXIMUM
                                SALES FEE
          IF YOU INVEST:         WILL BE:
          --------------       ------------
     Less than $100,000            2.90%
     $100,000 to $249,999          2.65%
     $250,000 to $499,999          2.40%
     $500,000 to $999,999          2.15%
     $1,000,000 and over           1.90%

     Maximum Exchange Fee          1.90%

     ESTIMATED ANNUAL FUND OPERATING EXPENSES

                                                    AMOUNT
                                                   PER UNIT
                                                   --------
                                                    $0.71
     Trustee's Fee
                                                    $0.55
     Portfolio Supervision,
     Bookkeeping and
     Administrative Fees
     (including updating
     expenses)
                                                    $0.49
     Evaluator's Fee
                                                    $0.52
     Other Operating Expenses
                                                    -----
                                                    $2.27
     TOTAL

     The Sponsors historically paid updating
     expenses.

 7.  HOW HAVE SIMILAR FUNDS PERFORMED IN THE PAST?

     IN THE FOLLOWING CHART WE SHOW PAST PERFORMANCE
     OF PRIOR NEW JERSEY PORTFOLIOS, WHICH HAD
     INVESTMENT OBJECTIVES, STRATEGIES AND TYPES OF
     BONDS SUBSTANTIALLY SIMILAR TO THIS FUND. THESE
     PRIOR SERIES DIFFERED IN THAT THEY CHARGED A
     HIGHER SALES FEE. These prior New Jersey Series were offered after 1987 and were outstanding on March 31, 2000. OF COURSE, PAST PERFORMANCE OF
     PRIOR SERIES IS NO GUARANTEE OF FUTURE RESULTS
     OF THIS FUND.

     AVERAGE ANNUAL COMPOUND TOTAL RETURNS
     FOR PRIOR SERIES
     REFLECTING ALL EXPENSES. FOR PERIODS ENDED
     3/31/00.

                           WITH SALES FEE         NO SALES FEE
                         1 YEAR     5 YEARS    1 YEAR     5 YEARS
 -----------------------------------------------------------------
 High                     3.00%      5.11%      4.09%      6.28%
 Average                  -1.29      4.31       0.58       5.40
 Low                      -5.59      2.67       -2.87      3.45


     managed and bonds are not sold because of market changes. Rather, experienced Defined Asset Funds financial analysts regularly review the bonds in the Fund. The Fund may sell a bond if certain adverse credit or other conditions exist.

 9.  HOW DO I BUY UNITS?

     The minimum investment is one unit.

     You can buy units from any of the Sponsors and other broker-dealers. The Sponsors are listed later in this prospectus. Some banks may offer units for sale through special arrangements with the Sponsors, although certain legal restrictions may apply.

     UNIT PRICE PER UNIT               $1,034.65
     (as of March 31, 2000)

     Unit price is based on the net asset value of the Fund plus the sales fee. An amount equal to any principal cash, as well as net accrued but undistributed interest on the unit, is added to the unit price. An independent evaluator prices the bonds at 3:30 p.m. Eastern time every business day. Unit price changes every day with changes in the prices of the bonds in the Fund.

10.  HOW DO I SELL UNITS?

     You may sell your units at any time to any Sponsor or the Trustee for the net asset value determined at the close of business on the date of sale. You will not pay any other fee when you sell your units.

11.  HOW ARE DISTRIBUTIONS MADE AND TAXED?

     The Fund pays income monthly.

     In the opinion of bond counsel when each bond was issued, interest on the bonds in this Fund is generally 100% exempt from regular federal income tax. Your income may also be exempt from some New
     Jersey state and local personal income taxes if you live in New Jersey.
     You will also receive principal payments if bonds are sold or called or mature, when the cash available is more than $5.00 per unit. You will be subject to tax on any gain realized by the Fund on the disposition of bonds.

12.  WHAT OTHER SERVICES ARE AVAILABLE?

     REINVESTMENT
     You will receive your income in cash unless you choose to compound your income by reinvesting at no sales fee in the Municipal Fund Investment
     Accumulation Program, Inc. This program is an open-end mutual fund with a comparable investment objective, but the bonds generally will not be insured. Income from this program will generally be subject to state and local income taxes. FOR
     MORE COMPLETE INFORMATION ABOUT THE PROGRAM,
     INCLUDING CHARGES AND FEES, ASK THE TRUSTEE FOR
     THE PROGRAM'S PROSPECTUS. READ IT CAREFULLY
     BEFORE YOU INVEST. THE TRUSTEE MUST RECEIVE YOUR
     WRITTEN ELECTION TO REINVEST AT LEAST 10 DAYS
     BEFORE THE RECORD DAY OF AN INCOME PAYMENT.

     EXCHANGE PRIVILEGES
     You may exchange units of this Fund for units of certain other Defined Asset Funds. You may also exchange into this Fund from certain other funds.
     We charge a reduced sales fee on exchanges.

--------------------------------------------------------------------------------
    TAX-FREE VS. TAXABLE INCOME: A COMPARISON OF TAXABLE AND TAX-FREE YIELDS

                            FOR CALIFORNIA RESIDENTS
--------------------------------------------------------------------------------

                                            COMBINED
                                            EFFECTIVE
TAXABLE INCOME 2000*                        TAX RATE                           TAX-FREE YIELD OF
    SINGLE RETURN         JOINT RETURN          %          3%        3.5%        4%        4.5%        5%        5.5%
                                                                      IS EQUIVALENT TO A TAXABLE YIELD OF


TAXABLE INCOME 2000*    TAX-FREE YIELD OF
    SINGLE RETURN         6%        6.5%        7%        7.5%        8%
                       IS EQUIVALENT TO A
                        TAXABLE YIELD OF

--------------------------------------------------------------------------------

  $      0- 26,250      $     $0- 43,050     20.10       3.75       4.38       5.01       5.63       6.26       6.88       7.51
  $ 26,251- 63,550      $ 43,851-105,950     34.70       4.59       5.36       6.13       6.89       7.66       8.42       9.19
  $ 63,551-132,600      $105,951-161,450     37.42       4.79       5.59       6.39       7.19       7.99       8.79       9.59
  $132,601-288,350      $161,451-288,350     41.95       5.17       6.03       6.89       7.75       8.61       9.47      10.34
OVER $288,350           OVER $288,350        45.22       5.48       6.39       7.30       8.21       9.13      10.04      10.95

  $      0- 26,250       8.14       8.76       9.39      10.01
  $ 26,251- 63,550       9.95      10.72      11.48      12.25
  $ 63,551-132,600      10.39      11.19      11.98      12.78
  $132,601-288,350      11.20      12.06      12.92      13.78
OVER $288,350           11.87      12.78      13.69      14.60

                             FOR FLORIDA RESIDENTS
--------------------------------------------------------------------------------

                                            EFFECTIVE
TAXABLE INCOME 2000*                        TAX RATE                           TAX-FREE YIELD OF
    SINGLE RETURN         JOINT RETURN          %          3%        3.5%        4%        4.5%        5%        5.5%
                                                                      IS EQUIVALENT TO A TAXABLE YIELD OF


TAXABLE INCOME 2000*    TAX-FREE YIELD OF
    SINGLE RETURN         6%        6.5%        7%
                       IS EQUIVALENT TO A
                        TAXABLE YIELD OF

--------------------------------------------------------------------------------

  $      0- 26,250      $      0- 43,850     15.00       3.53       4.12       4.71       5.29       5.88       6.47       7.06
  $ 26,251- 63,550      $ 43,851-105,950     28.00       4.17       4.86       5.56       6.25       6.94       7.64       8.33
  $ 63,551-132,600      $105,951-161,450     31.00       4.35       5.07       5.80       6.52       7.25       7.97       8.70
  $132,601-288,350      $161,451-288,350     36.00       4.69       5.47       6.25       7.03       7.81       8.59       9.38
OVER $288,350           OVER $288,350        39.60       4.97       5.79       6.62       7.45       8.28       9.11       9.93

  $      0- 26,250       7.65       8.24
  $ 26,251- 63,550       9.03       9.72
  $ 63,551-132,600       9.42      10.14
  $132,601-288,350      10.16      10.94
OVER $288,350           10.76      11.59

                            FOR NEW JERSEY RESIDENTS
--------------------------------------------------------------------------------

                                            COMBINED
                                            EFFECTIVE
TAXABLE INCOME 2000*                        TAX RATE                           TAX-FREE YIELD OF
    SINGLE RETURN         JOINT RETURN          %          4%        4.5%        5%        5.5%        6%        6.5%
                                                                      IS EQUIVALENT TO A TAXABLE YIELD OF


TAXABLE INCOME 2000*    TAX-FREE YIELD OF
    SINGLE RETURN        7.%        7.5%       8.%
                       IS EQUIVALENT TO A
                        TAXABLE YIELD OF

--------------------------------------------------------------------------------

  $      0- 26,250      $     $0- 43,850     16.49       4.79       5.39       5.99       6.59       7.18       7.78       8.38
  $ 26,251- 63,550      $ 43,851-105,950     31.98       5.88       6.62       7.35       8.09       8.82       9.56      10.29
  $ 63,551-132,600      $105,951-161,450     35.40       6.19       6.97       7.74       8.51       9.29      10.06      10.84
  $132,601-288,350      $161,451-288,350     40.08       6.68       7.51       8.34       9.18      10.01      10.85      11.68
OVER $288,350           OVER $288,350        43.45       7.07       7.96       8.84       9.73      10.61      11.49      12.38

  $      0- 26,250       8.98       9.58
  $ 26,251- 63,550      11.03      11.76
  $ 63,551-132,600      11.61      12.38
  $132,601-288,350      12.52      13.35
OVER $288,350           13.26      14.15

To compare the yield of a taxable security with the yield of a tax-free security, find your taxable income and read across. The table incorporates 2000 federal and applicable State income tax rates and assumes that all income would otherwise be taxed at the investor's highest tax rate. Yield figures are for example only.

*Based upon net amount subject to federal income tax after deductions and exemptions. This table does not reflect the possible effect of other tax factors, such as alternative minimum tax, personal exemptions, the phase out of exemptions, itemized deductions or the possible partial disallowance of deductions. Consequently, you should consult your own tax advisers in this regard.

WHAT YOU CAN EXPECT FROM YOUR INVESTMENT

MONTHLY INCOME

The Fund will pay you regular monthly income. Your monthly income may vary because of:
  - elimination of one or more bonds from the Fund's portfolio because of calls, redemptions or sales;
  - a change in the Fund's expenses; or
  - the failure by a bond's issuer to pay interest.

Changes in interest rates generally will not affect your income because the portfolio is fixed.

Along with your income, you will receive your share of any available bond principal.

RETURN FIGURES

We cannot predict your actual return, which will vary with unit price, how long you hold your investment and changes in the portfolio, interest income and expenses.

ESTIMATED CURRENT RETURN equals the estimated annual cash to be received from the bonds in the Fund less estimated annual Fund expenses, divided by the Unit Price (including the maximum sales fee):

Estimated Annual         Estimated
Interest Income   -   Annual Expenses
-------------------------------------
             Unit Price

ESTIMATED LONG TERM RETURN is a measure of the estimated return over the estimated life of the Fund. Unlike Estimated Current Return, Estimated Long Term Return reflects maturities, discounts and premiums of the bonds in the Fund. It is an average of the yields to maturity (or in certain cases, to an earlier call date) of the individual bonds in the portfolio, adjusted to reflect the Fund's maximum sales fee and estimated expenses. We calculate the average yield for the portfolio by weighting each bond's yield by its market value and the time remaining to the call or maturity date.

Yields on individual bonds depend on many factors including general conditions of the bond markets, the size of a particular offering and the maturity and quality rating of the particular issues. Yields can vary among bonds with similar maturities, coupons and ratings.

These return quotations are designed to be comparative rather than predictive.

RECORDS AND REPORTS

You will receive:
- a monthly statement of income payments and any principal payments;
- a notice from the Trustee when new bonds are deposited in exchange or substitution for bonds originally deposited;
- an annual report on Fund activity; and
- annual tax information. THIS WILL ALSO BE SENT TO THE IRS. YOU MUST REPORT THE AMOUNT OF TAX-EXEMPT INTEREST RECEIVED DURING THE YEAR.

You may request:
- copies of bond evaluations to enable you to comply with federal and state tax reporting requirements; and
- audited financial statements of the Fund.

You may inspect records of Fund transactions at the Trustee's office during regular business hours.

THE RISKS YOU FACE

INTEREST RATE RISK

Investing involves risks, including the risk that your investment will decline in value if interest rates rise. Generally, bonds with longer maturities will change in value more than bonds with shorter maturities. Bonds in the Fund are more likely to be called when interest rates decline. This would result in early returns of principal to you and may result in early termination of the Fund. Of course, we cannot predict how interest rates may change.

CALL RISK

Many bonds can be prepaid or "called" by the issuer before their stated maturity.

For example, some bonds may be required to be called pursuant to mandatory sinking fund provisions.

Also, an issuer might call its bonds during periods of falling interest rates, if the issuer's bonds have a coupon higher than current market rates.

An issuer might call its bonds in extraordinary cases, including if:
  - it no longer needs the money for the original purpose;
  - the project is condemned or sold;
  - the project is destroyed and insurance proceeds are used to redeem the bonds;
  - any related credit support expires and is not replaced; or
  - interest on the bonds become taxable.

If the bonds are called, your income will decline and you may not be able to reinvest the money you receive at as high a yield or as long a maturity. An early call at par of a premium bond will reduce your return.

REDUCED DIVERSIFICATION RISK

If many investors sell their units, the Fund will have to sell bonds. This could reduce the diversification of your investment and increase your share of Fund expenses.

LIQUIDITY RISK

You can always sell back your units, but we cannot assure you that a liquid trading market will always exist for the bonds in the portfolio, especially since current law may restrict the Fund from selling bonds to any Sponsor. The bonds will generally trade in the over-the-counter market. The value of the bonds, and of your investment, may be reduced if trading in bonds is limited or absent.

CONCENTRATION RISK

When a certain type of bond makes up 25% or more of the portfolio, it is said to be "concentrated" in that bond type, which makes the Portfolio less diversified.

Here is what you should know about the California Portfolio's concentration in hospital and health care bonds.
  - payment for these bonds depends on revenues from private third-party payors and government programs, including Medicare and Medicaid, which have generally undertaken cost containment measures to limit payments to health care providers;
  - hospitals face increasing competition resulting from hospital mergers and affiliations;
  - hospitals need to reduce costs as HMOs increase market penetration and hospital supply and drug companies raise prices;
  - hospitals and health care providers are subject to various legal claims by patients and others and are adversely affected by increasing costs of insurance; and
  - many hospitals are aggressively buying physician practices and assuming risk contracts to gain market share. If revenues do not increase accordingly, this practice could reduce profits;
  - Medicare is changing its reimbursement system for nursing homes. Many nursing home providers are not sure how they will be treated. In many cases, the providers may receive lower reimbursements and these would have to cut expenses to maintain profitability; and
  - most retirement/nursing home providers rely on entrance fees for operating revenues. If people live longer than expected and turnover is lower than budgeted, operating revenues would be adversely affected by less than expected entrance fees.

Here is what you should know about the Florida Portfolio's concentration in municipal electric utility revenue bonds. The payment of interest and principal of these bonds depends on the rates the utilities may charge, the demand for their services and the cost of operating their business which includes the expense of complying with environmental and other energy and licensing laws and regulations. The operating results of utilities are particularly influenced by:
  - increases in operating and construction costs;
  - the costs and availability of fuel;
  - unpredicability of future usage requirements; and
  - the risks associated with the nuclear industry.

There has been an increase in competition in the electric utility industry. The effect of this competition has been to induce municipal utilities to keep their rates as low as possible.

Here is what you should know about the Florida Portfolio's concentration in special tax bonds. Special tax bonds are payable from and secured by the revenues a municipality derives from a particular tax; for example, a tax on hotel rentals, on the purchase of food and beverages, car rentals, or liquor consumption. These bonds are not secured by general tax revenues. Payment on these bonds may be adversely affected by:
  - a reduction in revenues resulting from a decline in the local economy or population; or
  - a decline in the consumption, use or cost of the goods and services that are subject to taxation.

Here is what you should know about the New Jersey Portfolio's concentration in refunded bonds. Refunded bonds are typically:
  - backed by direct obligations of the U.S. government; or
  - in some cases, backed by obligations guaranteed by the U.S. government and placed in escrow with an independent trustee;
  - noncallable prior to maturity; but
  - sometimes called for redemption prior to maturity.

Changes to the portfolio from bond redemptions, maturities and sales may affect the Fund's concentrations over time.

STATE CONCENTRATION RISK

CALIFORNIA RISK

GENERALLY

From the late 1980s through the early 1990s, an economic recession eroded California's revenue base. At the same time rapid population growth caused State expenditures to exceed budget appropriations.

  - As a result California experienced a period of sustained budget imbalance.

  - Since that time the California economy has improved markedly and the extreme budgetary pressures have begun to lessen.

STATE GOVERNMENT

The 1999-2000 Budget Act allocated a State budget of approximately $63.7 Billion and contains no tax increases or reductions. Despite this somewhat improved state, California's budget is still subject to certain unforeseeable events. For example:

  - In December, 1994, Orange County and its investment pool filed for bankruptcy. While a settlement has been reached, the full impact on the State and Orange County remains unknown.

  - California faces constant fluctuations in other expenses (including health and welfare caseloads, property tax receipts, federal funding and natural disaster relief) that will undoubtedly create new budgetary pressure and reduce ability to pay their debts.

  - California's general obligation bonds are currently rated AA3 by Moody's and AA- by Standard & Poor's.

OTHER RISKS

Issuers' ability to make payments on bonds (and the remedies available to bondholders) could also be adversely affected by the following constraints:

  - Certain provisions of California's Constitution, laws and regulatory system contain tax, spending and appropriations limits and prohibit certain new taxes.

  - Certain other California laws subject the users of bond proceeds to strict rules and limits regarding revenue repayment.

  - Bonds of healthcare institutions which are subject to the strict rules and limits regarding reimbursement payments of California's Medi-Cal program for health care services to welfare recipients and bonds secured by liens on real property are two of the types of bonds that could be affected by these provisions.

FLORIDA RISKS

GENERALLY

Florida's financial condition is affected by numerous national, economic, social and environmental policies and conditions. For example:

  - south Florida is heavily involved with foreign tourism, trade and investment capital. As a result, the region is susceptible to international trade and currency imbalances and economic problems in Central and South America;

  - central and northern Florida are more vulnerable to agricultural problems, such as crop failures or severe weather conditions, especially in the citrus and sugar industries; and

  - the state as a whole is also very dependent on tourism and construction.

STATE AND LOCAL GOVERNMENT

The state of Florida and its local governments are restricted in their ability to raise taxes and incur debts. These restrictions limit their ability to generate revenue, and so could hurt their ability to pay debts.

General obligations of the state are rated Aa2 by Moody's, AA+ by Standard & Poor's and AA by Fitch.

NEW JERSEY RISKS

STATE AND LOCAL GOVERNMENT

Certain features of New Jersey law could affect the repayment of debt:

  - the State of New Jersey and its agencies and public authorities issue general obligation bonds, which are secured by the full faith and credit of the state, backed by its taxing authority, without recourse to specific sources of revenue, therefore, any liability to increase taxes could impair the state's ability to repay debt; and

  - the state is required by law to maintain a balanced budget, and state spending for any given municipality or county cannot increase by more than 5% per year. This limit could make it harder for any particular county or municipality to repay its debts.

In recent years the state budget's main expenditures have been

  - elementary and secondary education, and

  - state agencies and programs, including police and corrections facilities, higher education, and environmental protection.

The state's general obligations are rated Aa1 by Moody's and AA+ by Standard & Poor's.

BOND QUALITY RISK

A reduction in a bond's rating may decrease its value and, indirectly, the value of your investment in the Fund.

INSURANCE RELATED RISK

Some bonds are backed by insurance companies (as shown under Portfolios). Insurance policies generally make payments only according to a bond's original payment schedule and do not make early payments when a bond defaults or becomes taxable. Although the federal government does not regulate the insurance business, various state laws and federal initiatives and tax law changes could significantly affect the insurance business. The claims-paying ability of the insurance companies is generally rated A or better by Standard & Poor's or another nationally recognized rating organization. The insurance company ratings are subject to change at any time at the discretion of the rating agencies.

LITIGATION AND LEGISLATION RISKS

We do not know of any pending litigation that might have a material adverse effect upon the Fund.

Future tax legislation could affect the value of the portfolio by:
  - limiting real property taxes,
  - reducing tax rates,
  - imposing a flat or other form of tax, or
  - exempting investment income from tax.

SELLING OR EXCHANGING UNITS

You can sell your units at any time for a price based on net asset value. Your net asset value is calculated each business day by:
  - ADDING the value of the bonds, net accrued interest, cash and any other Fund assets;
  - SUBTRACTING accrued but unpaid Fund expenses, unreimbursed Trustee advances, cash held to buy back units or for distribution to investors and any other Fund liabilities; and
  - DIVIDING the result by the number of outstanding units.

Your net asset value when you sell may be more or less than your cost because of sales fees, market movements and changes in the portfolio.

SPONSORS' SECONDARY MARKET

While we are not obligated to do so, we will buy back units at net asset value without any other fee or charge. We may resell the units to other buyers or to the Trustee. You should consult your financial professional for current market prices to determine if other broker-dealers or banks are offering higher prices.

We have maintained the secondary market continuously for over 28 years, but we could discontinue it without prior notice for any business reason.

SELLING UNITS TO THE TRUSTEE

Regardless of whether we maintain a secondary market, you can sell your units to the Trustee at any time by sending the Trustee a letter (with any outstanding certificates if you hold Unit certificates). You must properly endorse your certificates (or execute a written transfer instrument with signatures guaranteed by an eligible institution). Sometimes, additional documents are needed such as a trust document, certificate of corporate authority, certificate of death or appointment as executor, administrator or guardian.

Within seven days after your request and the necessary documents are received, the Trustee will mail a check to you. Contact the Trustee for additional information.

As long as we are maintaining a secondary market, the Trustee will sell your units to us at a price based on net asset value. If there is no secondary market, the Trustee may sell your units in the over-the-counter market for a higher price, but it is not obligated to do so. In that case, you will receive the net proceeds of the sale.

If the Fund does not have cash available to pay you for units you are selling, the agent for the Sponsors will select bonds to be sold. Bonds will be selected based on market and credit factors. These sales could be made at times when the bonds would not otherwise be sold and may result in your receiving less than the unit par value and also reduce the size and diversity of the Fund.

There could be a delay in paying you for your units:
  - if the New York Stock Exchange is closed (other than customary weekend and holiday closings);
  - if the SEC determines that trading on the New York Stock Exchange is restricted or that an emergency exists making sale or evaluation of the bonds not reasonably practicable; and
  - for any other period permitted by SEC order.

EXCHANGE OPTION

You may exchange units of certain Defined Asset Funds for units of this Fund at a maximum exchange fee of 1.90%. You may exchange units of this Fund for units of certain other Defined Asset Funds at a reduced sales fee if your investment goals change. To exchange units, you should talk to your financial professional about what funds are exchangeable, suitable and currently available.

Normally, an exchange is taxable and you must recognize any gain or loss on the exchange. However, the IRS may try to disallow a loss if the portfolios of the two funds are not materially different; you should consult your own tax adviser.

We may amend or terminate this exchange option at any time without notice.

HOW THE FUND WORKS

PRICING

The price of a unit includes interest accrued on the bonds, less expenses, from the initial most recent Record Day up to, but not including, the settlement date, which is usually three business days after the purchase date of the unit.

A portion of the price of a unit consists of cash so that the Trustee can provide you with regular monthly income. When you sell your units you will receive your share of this cash.

EVALUATIONS

An independent Evaluator values the bonds on each business day (excluding Saturdays, Sundays and the following holidays as observed by the New York Stock
Exchange: New Year's Day, Presidents' Day, Martin Luther King, Jr. Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas). Bond values are based on current bid or offer prices for the bonds or comparable bonds. In the past, the difference between bid and offer prices of publicly offered tax-exempt bonds has ranged from 0.5% of face amount on actively traded issues to 3.5% on inactively traded issues; the difference has averaged between 1 and 2%.

INCOME

The Trustee credits interest to an Income Account and other receipts to a Capital Account. The Trustee may establish a Reserve Account by withdrawing from these accounts amounts it considers appropriate to pay any material liability. These accounts do not bear interest.

EXPENSES

The Trustee is paid monthly. It also benefits when it holds cash for the Fund in non-interest bearing accounts. The Trustee may also receive additional amounts:
  - to reimburse the Trustee for the Fund's operating expenses;
  - for extraordinary services and costs of indemnifying the Trustee and the Sponsors;
  - costs of actions taken to protect the Fund and other legal fees and expenses;
  - expenses for keeping the Fund's registration statement current; and
  - Fund termination expenses and any governmental charges.

The Sponsors are currently reimbursed up to 55 CENTS per $1,000 face amount annually for providing portfolio supervisory, bookkeeping and administrative services and for any other expenses properly chargeable to the Fund. Legal, typesetting, electronic filing and regulatory filing fees and expenses associated with updating the Portfolio's registration statement yearly are also now chargeable to the Portfolio. While this fee may exceed the amount of these costs and expenses attributable to this Fund, the total of these fees for all Series of Defined Asset Funds will not exceed the aggregate amount attributable to all of these Series for any calendar year. The Fund also pays the Evaluator's fees.

The Trustee's, Sponsors' and Evaluator's fees may be adjusted for inflation without investors' approval.

The Sponsors will pay advertising and selling expenses at no charge to the Fund. If Fund expenses exceed initial estimates, the Fund will owe the excess. The Trustee has a lien on Fund assets to secure reimbursement of Fund expenses and may sell bonds if cash is not available.

PORTFOLIO CHANGES

The Sponsors and Trustee are not liable for any default or defect in a bond; if a contract to buy any bond.

Unlike a mutual fund, the portfolio is designed to remain intact and we may keep bonds in the portfolio even if their credit quality declines or other adverse financial circumstances occur. However, we may sell a bond in certain cases if we believe that certain adverse credit conditions exist or if a bond becomes taxable.

If we maintain a secondary market in units but are unable to sell the units that we buy in the secondary market, we will redeem units, which may affect the composition of the portfolio. Units offered in the secondary market may not represent the same face amount of bonds that they did originally.

We decide whether or not to offer units for sale that we acquire in the secondary market after reviewing:
  - diversity of the portfolio;
  - size of the Fund relative to its original size;
  - ratio of Fund expenses to income;
  - current and long-term returns;
  - degree to which units may be selling at a premium over par; and
  - cost of maintaining a current prospectus.

FUND TERMINATION

The Fund will terminate following the stated maturity or sale of the last bond in the portfolio. The Fund may also terminate earlier with the consent of investors holding 51% of the units or if total assets of the Fund have fallen below 40% of the face amount of bonds deposited. We will decide whether to terminate the Fund early based on the same factors used in deciding whether or not to offer units in the secondary market.

When the Fund is about to terminate you will receive a notice, and you will be unable to sell your units after that time. On or shortly before termination, we will sell any remaining bonds, and you will receive your final distribution. Any bond that cannot be sold at a reasonable price may continue to be held by the Trustee in a liquidating trust pending its final sale.

You will pay your share of the expenses associated with termination, including brokerage costs in selling bonds. This may reduce the amount you receive as your final distribution.

CERTIFICATES

Certificates for units are issued on request. You may transfer certificates by complying with the requirements for redeeming certificates, described above. You can replace lost or mutilated certificates by delivering satisfactory indemnity and paying the associated costs.

TRUST INDENTURE

The Fund is a "unit investment trust" governed by a Trust Indenture, a contract among the Sponsors, the Trustee and the Evaluator, which sets forth their duties and obligations and your rights. A copy of the Indenture is available to you on request to the Trustee. The following summarizes certain provisions of the Indenture.

The Sponsors and the Trustee may amend the Indenture without your consent:
  - to cure ambiguities;
  - to correct or supplement any defective or inconsistent provision;
  - to make any amendment required by any governmental agency; or
  - to make other changes determined not to be materially adverse to your best interest (as determined by the Sponsors).

Investors holding 51% of the units may amend the Indenture. Every investor must consent to any amendment that changes the 51% requirement. No amendment may reduce your interest in the Fund without your written consent.

The Trustee may resign by notifying the Sponsors. The Sponsors may remove the Trustee without your consent if:
  - it fails to perform its duties and the Sponsors determine that its replacement is in your best interest; or
  - it becomes incapable of acting or bankrupt or its affairs are taken over by public authorities.

Investors holding 51% of the units may remove the Trustee. The Evaluator may resign or be removed by the Sponsors and the Trustee without the consent of investors. The resignation or removal of either becomes effective when a successor accepts appointment. The Sponsors will try to appoint a successor promptly; however, if no successor has accepted within 30 days after notice of resignation, the resigning Trustee or Evaluator may petition a court to appoint a successor.

Any Sponsor may resign as long as one Sponsor with a net worth of $2 million remains and agrees to the resignation. The remaining Sponsors and the Trustee may appoint a replacement. If there is only one Sponsor and it fails to perform its duties or becomes bankrupt the Trustee may:
  - remove it and appoint a replacement Sponsor;
  - liquidate the Fund; or
  - continue to act as Trustee without a Sponsor.

Merrill Lynch, Pierce, Fenner & Smith Incorporated acts as agent for the
Sponsors.

The Trust Indenture contains customary provisions limiting the liability of the Trustee, the Sponsors and the Evaluator.

LEGAL OPINION

Davis Polk & Wardwell, 450 Lexington Avenue, New York, New York 10017, as counsel for the Sponsors, has given an opinion that the units are validly issued. Special counsel located in the relevant states have given state and local tax opinions.

AUDITORS

Deloitte & Touche LLP, 2 World Financial Center, New York, New York 10281, independent accountants, audited the Statements of Condition included in this prospectus.

SPONSORS

The Sponsors are:
MERRILL LYNCH, PIERCE, FENNER & SMITH INCORPORATED (a wholly-owned subsidiary of Merrill Lynch & Co., Inc.)
P.O. Box 9051,
Princeton, NJ 08543-9051
SALOMON SMITH BARNEY INC. (an indirectly wholly-owned subsidiary of Citigroup Inc.)
388 Greenwich Street--23rd Floor,
New York, NY 10013
DEAN WITTER REYNOLDS INC. (a principal operating subsidiary of Morgan Stanley Dean Witter & Co.)
Two World Trade Center--59th Floor,
New York, NY 10048
PRUDENTIAL SECURITIES INCORPORATED (an
indirect wholly-owned subsidiary of the
Prudential Insurance Company of America)
One New York Plaza
New York, NY 10292
PAINEWEBBER INCORPORATED (a wholly-owned subsidiary of PaineWebber Group Inc.) 1285 Avenue of the Americas,
New York, NY 10019

Each Sponsor is a Delaware corporation and it, or its predecessor, has acted as sponsor to many unit investment trusts. As a registered broker-dealer each Sponsor buys and sells securities (including investment company shares) for others (including investment companies) and participates as an underwriter in various selling groups.

TRUSTEE

The Chase Manhattan Bank, Unit Investment Trust Department, 4 New York Plaza--6th Floor, New York, New York 10004, is the Trustee. It is supervised by the Federal Deposit Insurance Corporation, the Board of Governors of the Federal Reserve System and New York State banking authorities.

UNDERWRITERS' AND SPONSORS' PROFITS

Underwriters receive sales charges when they sell units. The Sponsors also realized a profit or loss on the initial date of deposit of the bonds. Any cash made available by you to the Sponsors before the settlement date for those units may be used in the Sponsors' businesses to the extent permitted by federal law and may benefit the Sponsors.

A Sponsor or Underwriter may realize profits or sustain losses on bonds in the Fund which were acquired from underwriting syndicates of which it was a member.

In maintaining a secondary market, the Sponsors will also realize profits or sustain losses in the amount of any difference between the prices at which they buy units and the prices at which they resell or redeem them.

PUBLIC DISTRIBUTION

The Sponsors do not intend to qualify units for sale in any foreign countries. This prospectus does not constitute an offer to sell units in any country where units cannot lawfully be sold.

CODE OF ETHICS

The Fund and the Agent for the Sponsors have each adopted a code of ethics requiring reporting of personal securities transactions by its employees with access to information on Fund transactions. Subject to certain conditions, the codes permit employees to invest in Fund securities for their own accounts. The codes are designed to prevent fraud, deception and misconduct against the Fund and to provide reasonable standards of conduct. These codes are on file with the Commission and you may obtain a copy by contacting the Commission at the address listed on the back cover of this prospectus.

YEAR 2000 ISSUES

Many computer systems were designed in such a way that they may be unable to distinguish between the year 2000 and the year 1900 (commonly known as the "Year 2000 Problem"). To date we are not aware of any major operational difficulties resulting from the computer system changes necessary to prepare for the Year 2000. However, there can be no assurance that the Year 2000 Problem will not adversely affect the issuers of the bonds contained in the Portfolio. We cannot predict whether any impact will be material to the Fund as a whole.

TAXES

The following summary describes some of the important income tax consequences of holding units. It assumes that you are not a dealer, financial institution, insurance company or other investor with special circumstances or subject to special rules. You should consult your own tax adviser about your particular circumstances.

At the date of issue of each bond, counsel for the issuer delivered an opinion to the effect that interest on the bond is exempt from regular federal income tax. However, interest may be subject to state and local taxes and may be taken into account in determining your preference items for alternative minimum tax purposes. Neither we nor our counsel have reviewed the issuance of the bonds, related proceedings or the basis for the opinions of counsel for the issuers. We cannot assure you that the issuer (or other users of bond proceeds) have complied or will comply with any requirements necessary for a bond to be tax-exempt. If any of the bonds were determined not to be tax-exempt, you could be required to pay income tax for current and prior years, and if the Fund were to sell the bond, it might have to sell it at a substantial discount.

In the opinion of our counsel, under existing law:

GENERAL TREATMENT OF THE FUND AND YOUR INVESTMENT

The Fund will not be taxed as a corporation for federal income tax purposes, and you will be considered to own directly your share of each bond in the Fund.

GAIN OR LOSS UPON DISPOSITION

When all or part of your share of a bond is disposed of (for example, when the Fund sells, exchanges or redeems a bond or when you sell or exchange your units), you will generally recognize capital gain or loss. Your gain, however, will generally be ordinary income to the extent of any accrued "market discount". Generally you will have market discount to the extent that your basis in a bond when you purchase a unit is less than its stated redemption price at maturity (or, if it is an original issue discount bond, the issue price increased by original issue discount that has accrued on the bond before your purchase). You should consult your tax adviser in this regard.

If your net long-term capital gains exceed your net short-term capital losses, the excess may be subject to tax at a lower rate than ordinary income. Any capital gain from the Fund will be long-term if you are considered to have held your investment on each bond for more than one year and short-term otherwise. Because the deductibility of capital losses is subject to limitations, you may not be able to deduct all of your capital losses.

YOUR BASIS IN THE BONDS

Your aggregate basis in the bonds will be equal to the cost of your units, including any sales charges you pay, adjusted to reflect any accruals of "original issue discount," "acquisition premium" and "bond premium". You should consult your tax adviser in this regard.

EXPENSES

If you are not a corporate investor, you will not be entitled to a deduction for your share of fees and expenses of the Fund. Also, if you borrowed money in order to purchase or carry your units, you will not be able to deduct the interest on this borrowing for federal income tax purposes. The IRS may treat your purchase of units as made with borrowed money even if the money is not directly traceable to the purchase of units.

NEW YORK TAXES

Under the income tax laws of the State and City of New York, the Fund will not be taxed as a corporation. If you are a New York taxpayer, your income from the Fund will not be tax-exempt in New York except to the extent that the income is earned on bonds that are tax-exempt for New York purposes. Depending on where you live, your income from the Fund may be subject to state and local taxation. You should consult your tax adviser in this regard.

CALIFORNIA TAXES

In the opinion of O'Melveny & Myers LLP, Los Angeles, California, special counsel on California tax matters:

Under the income tax laws of the State of California, the Trust will not be taxed as a corporation and you will be considered to own directly your share of each bond of the Trust. If you are a California taxpayer, your share of the income from the bonds of the Trust will not be tax-exempt in California except for California personal income tax purposes and only to the extent that the income is earned on bonds that are exempt for such purposes. If you are a California taxpayer and all or part of your share of a bond is disposed of (for example, when a bond is sold, exchanged or redeemed at maturity or you sell or exchange your units), you will recognize gain or loss for California tax purposes. Depending on where you live, your income from the Trust may be subject to state and local taxation. You should consult your tax advisor in this regard.

FLORIDA TAXES

In the opinion of Greenberg, Traurig, P.A., Miami, Florida, special counsel on Florida tax matters:

Under the income tax laws of the State of Florida, the Florida Trust will not be taxed as a corporation. Florida imposes an income tax on corporations but does not impose a personal income tax. Accordingly, if you are an individual taxpayer your income from the Trust will not be subject to tax in Florida. However, if you are an entity that is normally taxed as a corporation, your income from the fund will not be exempt from tax in Florida and special rules for taxation apply depending on the type of entity. You should consult your tax adviser in this regard.

Florida also imposes a tax on intangible personal property, such as stocks, bonds, notes and units in trusts. The tax is imposed on Florida taxpayers as of January 1st of each year. Florida exempts certain types of bonds and debt obligations from this tax. Your units will be exempt from the intangible personal property tax as long as at least 90% of the Florida Trust is invested exclusively in bonds and other debt obligations that are tax-exempt for Florida purposes.

NEW JERSEY TAXES

In the opinion of Drinker Biddle & Reath LLP, Philadelphia, Pennsylvania, special counsel on New Jersey tax matters:

The Fund will not be taxed as a corporation under the current income tax laws of the State of New Jersey. Your income from the Fund may be subject to taxation depending on where you live. If you are a New Jersey taxpayer your income from the Fund (including gains on sales of bonds by the Fund) and gains on sales of units by you will be tax-exempt to the extent that income and gains are earned on bonds that are tax-exempt for New Jersey purposes. You should consult your tax adviser as to the consequences to you with respect to any investment you make in the Fund.

SUPPLEMENTAL INFORMATION

You can receive at no cost supplemental information about the Fund by calling the Trustee. The supplemental information includes more detailed risk disclosure about the types of bonds that may be in the Fund's portfolios, general risk disclosure concerning any insurance securing certain bonds, and general information about the structure and operation of the Fund. The supplemental information is also available from the SEC.

MUNICIPAL INVESTMENT TRUST FUND,
MULTISTATE SERIES - 85 (CALIFORNIA, FLORIDA
AND NEW JERSEY TRUSTS),
DEFINED ASSET FUNDS

REPORT OF INDEPENDENT ACCOUNTANTS


The Sponsors, Trustee and Holders
of Municipal Investment Trust Fund,
Multistate Series - 85 (California, Florida and New Jersey
Trusts), Defined Asset Funds:

We have audited the accompanying statements of condition of Municipal Investment Trust Fund, Multistate Series - 85 (California, Florida and New Jersey Trusts), Defined Asset Funds, including the portfolios, as of March 31, 2000 and the related statements of operations and of changes in net assets for the years ended March 31, 2000, 1999 and 1998. These financial statements are the responsibility of the Trustee. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements.
Securities owned at March 31, 2000, as shown in such portfolios, were confirmed to us by The Chase Manhattan Bank, the Trustee.
An audit also includes assessing the accounting principles used and significant estimates made by the Trustee, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Municipal Investment Trust Fund, Multistate Series - 85 (California, Florida and New Jersey Trusts), Defined Asset Funds at March 31, 2000 and the results of its operations and changes in its net assets for the above-stated years in accordance with accounting principles generally accepted in the United States of America.


DELOITTE & TOUCHE LLP
New York, N.Y.

May 30, 2000

MUNICIPAL INVESTMENT TRUST FUND,
MULTISTATE SERIES - 85 (CALIFORNIA TRUST),
DEFINED ASSET FUNDS

STATEMENT OF CONDITION
As of March 31, 2000

     TRUST PROPERTY:
       Investment in marketable securities
          at value (cost $ 2,243,857)(Note 1) .........                                                 $ 2,337,124
       Accrued interest................................                                                      23,778
       Cash - income ..................................                                                       4,372
       Cash - principal ...............................                                                          13
                                                                                                      -------------
         Total trust property .........................                                                   2,365,287

     LESS LIABILITY:
       Accrued Sponsors' fees .........................                                                         311
                                                                                                      -------------

     NET ASSETS, REPRESENTED BY:
       2,287 units of fractional undivided
          interest outstanding (Note 3) ...............                                $ 2,337,137

       Undistributed net investment income ............                                     27,839      $ 2,364,976
                                                                                     -------------    =============

     UNIT VALUE ($ 2,364,976 / 2,287 units)............                                                 $  1,034.10
                                                                                                      =============

                       See Notes to Financial Statements.

MUNICIPAL INVESTMENT TRUST FUND,
MULTISTATE SERIES - 85 (CALIFORNIA TRUST),
DEFINED ASSET FUNDS

STATEMENTS OF OPERATIONS


                                                                  Years Ended March 31,
                                                          2000            1999            1998
                                                          ----            ----            ----
     INVESTMENT INCOME:

       Interest income ........................    $   161,797      $   187,079       $   195,373
       Trustee's fees and expenses ............         (4,869)          (4,932)           (5,761)
       Sponsors' fees .........................         (1,607)          (1,595)           (1,640)
                                                   ----------------------------------------------
       Net investment income ..................        155,321          180,552           187,972
                                                   ----------------------------------------------

     REALIZED AND UNREALIZED GAIN (LOSS)
       ON INVESTMENTS:
       Realized gain on
         securities sold or redeemed ..........         78,802           11,142             5,271
       Unrealized appreciation (depreciation)
         of investments .......................       (221,835)          26,946           154,503
                                                   ----------------------------------------------
       Net realized and unrealized
         gain (loss) on investments ...........       (143,033)          38,088           159,774
                                                   ----------------------------------------------

     NET INCREASE IN NET ASSETS
       RESULTING FROM OPERATIONS ..............    $    12,288      $   218,640       $   347,746
                                                   ==============================================

                       See Notes to Financial Statements.

MUNICIPAL INVESTMENT TRUST FUND,
MULTISTATE SERIES - 85 (CALIFORNIA TRUST),
DEFINED ASSET FUNDS

STATEMENTS OF CHANGES IN NET ASSETS


                                                                  Years Ended March 31,
                                                          2000            1999            1998
                                                          ----            ----            ----
     OPERATIONS:
       Net investment income ..................    $   155,321      $   180,552       $   187,972
       Realized gain on
         securities sold or redeemed ..........         78,802           11,142             5,271
       Unrealized appreciation (depreciation)
         of investments .......................       (221,835)          26,946           154,503
                                                   ----------------------------------------------
       Net increase in net assets
         resulting from operations ............         12,288          218,640           347,746
                                                   ----------------------------------------------
     DISTRIBUTIONS TO HOLDERS (Note 2):
       Income  ................................       (156,180)        (180,802)         (187,982)
       Principal ..............................         (7,753)          (8,632)           (5,591)
                                                   ----------------------------------------------
       Total distributions ....................       (163,933)        (189,434)         (193,573)
                                                   ----------------------------------------------
     SHARE TRANSACTIONS:
       Redemption amounts - income ............        (12,462)          (1,259)           (2,617)
       Redemption amounts - principal .........     (1,136,872)        (134,729)         (221,642)
                                                   ----------------------------------------------
       Total share transactions ...............     (1,149,334)        (135,988)         (224,259)
                                                   ----------------------------------------------

     NET DECREASE IN NET ASSETS ...............     (1,300,979)        (106,782)          (70,086)

     NET ASSETS AT BEGINNING OF YEAR ..........      3,665,955        3,772,737         3,842,823
                                                   ----------------------------------------------
     NET ASSETS AT END OF YEAR ................    $ 2,364,976      $ 3,665,955       $ 3,772,737
                                                   ==============================================
     PER UNIT:
       Income distributions during
         year .................................    $     51.73      $     51.83       $     51.84
                                                   ==============================================
       Principal distributions during
         year .................................    $      3.39      $      2.51       $      1.55
                                                   ==============================================
       Net asset value at end of
         year .................................    $  1,034.10      $  1,082.36       $  1,073.94
                                                   ==============================================
     TRUST UNITS:
       Redeemed during year ...................          1,100              126               212
       Outstanding at end of year .............          2,287            3,387             3,513
                                                   ==============================================

                       See Notes to Financial Statements.

MUNICIPAL INVESTMENT TRUST FUND,
MULTISTATE SERIES - 85 (CALIFORNIA TRUST),
DEFINED ASSET FUNDS

NOTES TO FINANCIAL STATEMENTS

      1.    SIGNIFICANT ACCOUNTING POLICIES

            The Fund is registered under the Investment Company Act of 1940 as a Unit Investment Trust. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in accordance with accounting principles generally accepted in the United States of America.

            (A) Securities are stated at value as determined by the Evaluator based on bid side evaluations for the securities.

            (B) The Fund is not subject to income taxes. Accordingly, no provision for such taxes is required.

            (C)   Interest income is recorded as earned.

      2.    DISTRIBUTIONS

            A distribution of net investment income is made to Holders each month. Receipts other than interest, after deductions for redemptions and applicable expenses, are also distributed periodically.

      3.    NET CAPITAL

          Cost of 2,287 units at Date of Deposit .....................                                  $ 2,348,090
          Less sales charge ..........................................                                       93,927
                                                                                                         -----------
          Net amount applicable to Holders ...........................                                    2,254,163
          Redemptions of units - net cost of 1,713 units redeemed
            less redemption amounts (principal).......................                                      (83,064)
          Realized gain on securities sold or redeemed ...............                                       97,666
          Principal distributions ....................................                                      (24,895)
          Net unrealized appreciation of investments..................                                       93,267
                                                                                                         -----------

          Net capital applicable to Holders ..........................                                  $ 2,337,137
                                                                                                         ===========

      4.    INCOME TAXES

            As of March 31, 2000, net unrealized appreciation of investments, based on cost for Federal income tax purposes, aggregated $93,267 of which $48 related to depreciated securities and $93,315 related to appreciated securities. The cost of investment securities for Federal income tax purposes was $2,243,857 at March 31, 2000.

MUNICIPAL INVESTMENT TRUST FUND,
MULTISTATE SERIES - 85 (CALIFORNIA TRUST) (INSURED INTERMEDIATE),
DEFINED ASSET FUNDS

PORTFOLIO
As of March 31, 2000

                                            Rating of                                             Optional
     Portfolio No. and Title of               Issues        Face                                 Redemption
            Securities                       (1) (5)        Amount    Coupon      Maturities(3) Provisions(3)    Cost      Value(2)
            ----------                       ---------  ----------- -----------   -----------   ------------  ----------  ---------
  1  California Statewide Communities Dev.     AAA      $   600,000    5.400  %     2007         08/15/03   $   586,728 $   619,416
     Auth., Cert. of Part., Sutter Hlth.                                                         @ 102.000
     Oblig. Group (MBIA Ins.)

  2  City of Fresno, CA, Hlth. Fac. Rev.       AAA          600,000    5.400        2007         12/01/03       586,506     618,834
     Bonds, Holy Cross Hlth. Sys. Corp.,                                                         @ 102.000
     Ser. 1993 (MBIA Ins.)

  3  Natomas Unified Sch. Dist., Sacramento    AAA          345,000    5.700        2003         None           359,007     358,959
     Cnty., CA, G.O. Bonds,
     Election of  1992, Ser. 1995 A
     (Financial Guaranty Ins.)

  4  Poway, CA, Redev. Agy., Paguay Redev.     AAA           70,000    5.220        2006         12/15/03        66,863      72,293
     Proj., Sub. Tax Alloc. Rfdg. Bonds,                                                         @ 102.000
     Ser. 1993 (Financial Guaranty Ins.)

  5  Redevelopment Agy. of the City of San     AAA          230,000    6.000        2006         None           242,565     247,501
     Jose, CA, Merged Area Redev. Proj.,
     Tax Alloc. Bonds, Ser. 1993 (MBIA Ins.)

  6  Santa Clara Valley Wtr. Dist., Santa      AAA          390,000    5.700        2007         02/01/04       393,101     410,073
     Clara Cnty., CA, Rfdg. and Imp. Certs                                                       @ 102.000
     of Part., Ser. 1994 A
     (Financial Guaranty Ins.)

  7  Southern California Pub. Pwr. Auth.,      AAA           10,000    4.750        2007         07/01/04         9,087      10,048
     Mead-Phoenix Proj. Rev. Bonds, 1994                                                         @ 102.000
     Ser. A (AMBAC Ins.)

                                                          ---------                                           ---------   ---------
                                                        $ 2,245,000                                         $ 2,243,857 $ 2,337,124
                                                          =========                                           =========   =========

                     See Notes to Portfolios on page D - 18.

MUNICIPAL INVESTMENT TRUST FUND,
MULTISTATE SERIES - 85 (FLORIDA TRUST),
DEFINED ASSET FUNDS

STATEMENT OF CONDITION
As of March 31, 2000

     TRUST PROPERTY:
       Investment in marketable securities
          at value (cost $ 2,266,474)(Note 1) .........                                                 $ 2,318,517
       Accrued interest................................                                                      49,039
       Cash - principal ...............................                                                       2,803
                                                                                                      -------------
         Total trust property .........................                                                   2,370,359

     LESS LIABILITIES:
       Income advance from Trustee.....................                                $    20,294
       Accrued Sponsors' fees .........................                                        341           20,635
                                                                                     -------------    -------------

     NET ASSETS, REPRESENTED BY:
       2,412 units of fractional undivided
          interest outstanding (Note 3) ...............                                  2,321,320

       Undistributed net investment income ............                                     28,404      $ 2,349,724
                                                                                     -------------    =============

     UNIT VALUE ($ 2,349,724 / 2,412 units)............                                                 $    974.18
                                                                                                      =============

                       See Notes to Financial Statements.

MUNICIPAL INVESTMENT TRUST FUND,
MULTISTATE SERIES - 85 (FLORIDA TRUST),
DEFINED ASSET FUNDS

STATEMENTS OF OPERATIONS


                                                                  Years Ended March 31,
                                                          2000            1999            1998
                                                          ----            ----            ----
     INVESTMENT INCOME:

       Interest income ........................    $   142,666      $   159,340       $   175,616
       Trustee's fees and expenses ............         (4,610)          (4,544)           (5,449)
       Sponsors' fees .........................         (1,394)          (1,355)           (1,413)
                                                   ----------------------------------------------
       Net investment income ..................        136,662          153,441           168,754
                                                   ----------------------------------------------

     REALIZED AND UNREALIZED GAIN (LOSS)
       ON INVESTMENTS:
       Realized gain on
         securities sold or redeemed ..........         16,666           18,874             2,294
       Unrealized appreciation (depreciation)
         of investments .......................       (189,828)           4,097           239,044
                                                   ----------------------------------------------
       Net realized and unrealized
         gain (loss) on investments ...........       (173,162)          22,971           241,338
                                                   ----------------------------------------------

     NET INCREASE (DECREASE) IN NET ASSETS
       RESULTING FROM OPERATIONS ..............    $   (36,500)     $   176,412       $   410,092
                                                   ==============================================

                       See Notes to Financial Statements.

MUNICIPAL INVESTMENT TRUST FUND,
MULTISTATE SERIES - 85 (FLORIDA TRUST),
DEFINED ASSET FUNDS

STATEMENTS OF CHANGES IN NET ASSETS


                                                                  Years Ended March 31,
                                                          2000            1999            1998
                                                          ----            ----            ----
     OPERATIONS:
       Net investment income ..................    $   136,662      $   153,441       $   168,754
       Realized gain on
         securities sold or redeemed ..........         16,666           18,874             2,294
       Unrealized appreciation (depreciation)
         of investments .......................       (189,828)           4,097           239,044
                                                   ----------------------------------------------
       Net increase (decrease) in net assets
         resulting from operations ............        (36,500)         176,412           410,092
                                                   ----------------------------------------------
     DISTRIBUTIONS TO HOLDERS (Note 2):
       Income  ................................       (136,832)        (153,894)         (168,811)
       Principal ..............................        (18,736)         (19,230)
                                                   ----------------------------------------------
       Total distributions ....................       (155,568)        (173,124)         (168,811)
                                                   ----------------------------------------------
     SHARE TRANSACTIONS:
       Redemption amounts - income ............         (3,874)          (3,912)             (438)
       Redemption amounts - principal .........       (320,296)        (367,098)          (42,659)
                                                   ----------------------------------------------
       Total share transactions ...............       (324,170)        (371,010)          (43,097)
                                                   ----------------------------------------------

     NET INCREASE (DECREASE) IN NET ASSETS ....       (516,238)        (367,722)          198,184

     NET ASSETS AT BEGINNING OF YEAR ..........      2,865,962        3,233,684         3,035,500
                                                   ----------------------------------------------
     NET ASSETS AT END OF YEAR ................    $ 2,349,724      $ 2,865,962       $ 3,233,684
                                                   ==============================================
     PER UNIT:
       Income distributions during
         year .................................    $     52.65      $     53.41       $     53.82
                                                   ==============================================
       Principal distributions during
         year .................................    $      7.28      $      6.90
                                                   ====================================
       Net asset value at end of
         year .................................    $    974.18      $  1,044.83       $  1,043.46
                                                   ==============================================
     TRUST UNITS:
       Redeemed during year ...................            331              356                41
       Outstanding at end of year .............          2,412            2,743             3,099
                                                   ==============================================

                       See Notes to Financial Statements.

MUNICIPAL INVESTMENT TRUST FUND,
MULTISTATE SERIES - 85 (FLORIDA TRUST),
DEFINED ASSET FUNDS

NOTES TO FINANCIAL STATEMENTS

      1.    SIGNIFICANT ACCOUNTING POLICIES

            The Fund is registered under the Investment Company Act of 1940 as a Unit Investment Trust. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in accordance with accounting principles generally accepted in the United States of America.

            (A) Securities are stated at value as determined by the Evaluator based on bid side evaluations for the securities.

            (B) The Fund is not subject to income taxes. Accordingly, no provision for such taxes is required.

            (C)   Interest income is recorded as earned.

      2.    DISTRIBUTIONS

            A distribution of net investment income is made to Holders each month. Receipts other than interest, after deductions for redemptions and applicable expenses, are also distributed periodically.

      3.    NET CAPITAL

          Cost of 2,412 units at Date of Deposit .....................                                  $ 2,417,041
          Less sales charge ..........................................                                      108,757
                                                                                                         -----------
          Net amount applicable to Holders ...........................                                    2,308,284
          Redemptions of units - net cost of 838 units redeemed
            less redemption amounts (principal).......................                                      (39,092)
          Realized gain on securities sold or redeemed ...............                                       40,563
          Principal distributions ....................................                                      (40,478)
          Unrealized appreciation of investments......................                                       52,043
                                                                                                         -----------

          Net capital applicable to Holders ..........................                                  $ 2,321,320
                                                                                                         ===========

      4.    INCOME TAXES

            As of March 31, 2000, unrealized appreciation of investments, based on cost for Federal income tax purposes, aggregated $52,043, all of which related to appreciated securities. The cost of investment securities for Federal income tax purposes was $2,266,474 at March 31, 2000.

MUNICIPAL INVESTMENT TRUST FUND,
MULTISTATE SERIES - 85 (FLORIDA TRUST) (INSURED),
DEFINED ASSET FUNDS

PORTFOLIO
As of March 31, 2000

                                            Rating of                                             Optional
     Portfolio No. and Title of               Issues        Face                                 Redemption
            Securities                       (1) (5)        Amount    Coupon      Maturities(3) Provisions(3)    Cost      Value(2)
            ----------                       ---------  ----------- -----------   -----------   ------------  ----------  ---------
  1  City of Clearwater, FL, Imp. Rev.         AAA      $   455,000    6.000  %     2025         02/01/03   $   458,312 $   461,229
     Bonds (Municipal Svc. Pub. Safety and                                                       @ 102.000
     Police Complex Proj.), Ser. 1995 (MBIA
     Ins.)

  2  Dade Cnty., FL, Professional Sports       AAA          130,000    6.000        2022(4)      10/01/02       130,935     135,727
     Franchise Fac., Tax Rev. Bonds,                                                             @ 101.500
     Ser. 1992 B (Financial Guaranty Ins.)

  3  Enterprise Comm. Dev. Dist., Osceola      AAA          230,000    6.125        2024         05/01/04       233,876     234,653
     Cnty., FL, Wtr. and Swr. Rev. Bonds,                                                        @ 101.000
     Ser. 1994 (MBIA Ins.)

  4  Florida Mun. Pwr. Agy., Stanton II        AAA          500,000    4.500        2027         10/01/03       393,295     405,680
     Proj. Rfdg. Rev. Bonds, Ser. 1993                                                           @ 100.000
     (AMBAC Ins.)

  5  Kissimmee, FL, Util. Auth., Elec. Sys.    AAA          500,000    5.500        2015         10/01/03       482,145     500,940
     Imp. and Rfdg. Rev. Bonds, Ser. 1993                                                        @ 102.000
     (Financial Guaranty Ins.)

  6  Orange Cnty., FL, Sales Tax Rev. Bonds,   AAA          500,000    5.375        2024         01/01/03       467,085     476,450
     Ser. 1993 B (Financial Guaranty Ins.)                                                       @ 102.000


  7  Martin Cnty., FL, Consol. Util. Sys.      AAA           45,000    6.000        2024(4)      10/01/04        45,372      47,833
     Rfdg. and Imp. Rev. Bonds, Ser. 1994                                                        @ 102.000
     (Financial Guaranty Ins.)

                                                             55,000    6.000        2024         10/01/04        55,454      56,005
                                                                                                 @ 102.000

                                                          ---------                                           ---------   ---------
                                                        $ 2,415,000                                         $ 2,266,474 $ 2,318,517
                                                          =========                                           =========   =========

                     See Notes to Portfolios on page D - 18.

MUNICIPAL INVESTMENT TRUST FUND,
MULTISTATE SERIES - 85 (NEW JERSEY TRUST),
DEFINED ASSET FUNDS

STATEMENT OF CONDITION
As of March 31, 2000

     TRUST PROPERTY:
       Investment in marketable securities
          at value (cost $ 2,585,950)(Note 1) .........                                                 $ 2,660,210
       Accrued interest................................                                                      37,504
       Proceeds receivable from sale of securities.....                                                      44,595
       Cash - principal ...............................                                                         380
                                                                                                      -------------
         Total trust property .........................                                                   2,742,689

     LESS LIABILITIES:
       Income advance from Trustee.....................                                $     4,438
       Accrued Sponsors' fees .........................                                        374
       Redemptions payable ............................                                     44,022           48,834
                                                                                     -------------    -------------

     NET ASSETS, REPRESENTED BY:
       2,689 units of fractional undivided
          interest outstanding (Note 3) ...............                                  2,661,716

       Undistributed net investment income ............                                     32,139      $ 2,693,855
                                                                                     -------------    =============

     UNIT VALUE ($ 2,693,855 / 2,689 units)............                                                 $  1,001.81
                                                                                                      =============

                       See Notes to Financial Statements.

MUNICIPAL INVESTMENT TRUST FUND,
MULTISTATE SERIES - 85 (NEW JERSEY TRUST),
DEFINED ASSET FUNDS

STATEMENTS OF OPERATIONS


                                                                  Years Ended March 31,
                                                          2000            1999            1998
                                                          ----            ----            ----
     INVESTMENT INCOME:

       Interest income ........................    $   156,882      $   164,693       $   175,560
       Trustee's fees and expenses ............         (4,745)          (4,553)           (5,399)
       Sponsors' fees .........................         (1,475)          (1,357)           (1,426)
                                                   ----------------------------------------------
       Net investment income ..................        150,662          158,783           168,735
                                                   ----------------------------------------------

     REALIZED AND UNREALIZED GAIN (LOSS)
       ON INVESTMENTS:
       Realized gain on
         securities sold or redeemed ..........          4,364            5,811             8,186
       Unrealized appreciation (depreciation)
         of investments .......................       (155,617)          36,374           189,763
                                                   ----------------------------------------------
       Net realized and unrealized
         gain (loss) on investments ...........       (151,253)          42,185           197,949
                                                   ----------------------------------------------

     NET INCREASE (DECREASE) IN NET ASSETS
       RESULTING FROM OPERATIONS ..............    $      (591)     $   200,968       $   366,684
                                                   ==============================================

                       See Notes to Financial Statements.

MUNICIPAL INVESTMENT TRUST FUND,
MULTISTATE SERIES - 85 (NEW JERSEY TRUST),
DEFINED ASSET FUNDS

STATEMENTS OF CHANGES IN NET ASSETS


                                                                  Years Ended March 31,
                                                          2000            1999            1998
                                                          ----            ----            ----
     OPERATIONS:
       Net investment income ..................    $   150,662      $   158,783       $   168,735
       Realized gain on
         securities sold or redeemed ..........          4,364            5,811             8,186
       Unrealized appreciation (depreciation)
         of investments .......................       (155,617)          36,374           189,763
                                                   ----------------------------------------------
       Net increase (decrease) in net assets
         resulting from operations ............           (591)         200,968           366,684
                                                   ----------------------------------------------
     DISTRIBUTIONS TO HOLDERS (Note 2):
       Income  ................................       (150,774)        (158,988)         (169,073)
       Principal ..............................         (4,169)         (14,229)           (9,979)
                                                   ----------------------------------------------
       Total distributions ....................       (154,943)        (173,217)         (179,052)
                                                   ----------------------------------------------
     SHARE TRANSACTIONS:
       Redemption amounts - income ............         (2,403)          (1,091)           (2,362)
       Redemption amounts - principal .........       (204,609)        (111,062)         (227,283)
                                                   ----------------------------------------------
       Total share transactions ...............       (207,012)        (112,153)         (229,645)
                                                   ----------------------------------------------

     NET DECREASE IN NET ASSETS ...............       (362,546)         (84,402)          (42,013)

     NET ASSETS AT BEGINNING OF YEAR ..........      3,056,401        3,140,803         3,182,816
                                                   ----------------------------------------------
     NET ASSETS AT END OF YEAR ................    $ 2,693,855      $ 3,056,401       $ 3,140,803
                                                   ==============================================
     PER UNIT:
       Income distributions during
         year .................................    $     53.71      $     54.09       $     54.27
                                                   ==============================================
       Principal distributions during
         year .................................    $      1.49      $      4.92       $      3.22
                                                   ==============================================
       Net asset value at end of
         year .................................    $  1,001.81      $  1,056.85       $  1,047.63
                                                   ==============================================
     TRUST UNITS:
       Redeemed during year ...................            203              106               220
       Outstanding at end of year .............          2,689            2,892             2,998
                                                   ==============================================

                       See Notes to Financial Statements.

MUNICIPAL INVESTMENT TRUST FUND,
MULTISTATE SERIES - 85 (NEW JERSEY TRUST),
DEFINED ASSET FUNDS

NOTES TO FINANCIAL STATEMENTS

      1.    SIGNIFICANT ACCOUNTING POLICIES

            The Fund is registered under the Investment Company Act of 1940 as a Unit Investment Trust. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in accordance with accounting principles generally accepted in the United States of America.

            (A) Securities are stated at value as determined by the Evaluator based on bid side evaluations for the securities.

            (B) The Fund is not subject to income taxes. Accordingly, no provision for such taxes is required.

            (C)   Interest income is recorded as earned.

      2.    DISTRIBUTIONS

            A distribution of net investment income is made to Holders each month. Receipts other than interest, after deductions for redemptions and applicable expenses, are also distributed periodically.

      3.    NET CAPITAL

          Cost of 2,689 units at Date of Deposit .....................                                  $ 2,748,555
          Less sales charge ..........................................                                      123,667
                                                                                                         -----------
          Net amount applicable to Holders ...........................                                    2,624,888
          Redemptions of units - net cost of 561 units redeemed
            less redemption amounts (principal).......................                                      (27,247)
          Realized gain on securities sold or redeemed ...............                                       18,192
          Principal distributions ....................................                                      (28,377)
          Net unrealized appreciation of investments..................                                       74,260
                                                                                                         -----------

          Net capital applicable to Holders ..........................                                  $ 2,661,716
                                                                                                         ===========

      4.    INCOME TAXES

            As of March 31, 2000, net unrealized appreciation of investments, based on cost for Federal income tax purposes, aggregated $74,260 of which $12 related to depreciated securities and $74,272 related to appreciated securities. The cost of investment securities for Federal income tax purposes was $2,585,950 at March 31, 2000.

MUNICIPAL INVESTMENT TRUST FUND,
MULTISTATE SERIES - 85 (NEW JERSEY TRUST) (INSURED),
DEFINED ASSET FUNDS

PORTFOLIO
As of March 31, 2000

                                            Rating of                                              Optional
     Portfolio No. and Title of               Issues         Face                                 Redemption
            Securities                       (1) (5)         Amount    Coupon      Maturities(3) Provisions(3)    Cost      Value(2)
            ----------                       ---------  ----------- -----------   -----------   ------------  ----------  ---------

  1  New Jersey Econ. Dev. Auth. Wtr. Fac.     AAA      $   290,000    5.800  %     2024         03/01/04   $   290,000 $   290,989
     Rev. Rfdg. Bonds, Hackensack Wtr. Co.                                                       @ 102.000
     Proj., 1994 Ser. A (MBIA Ins.)

  2  New Jersey Educl. Fac. Auth. Rev.         AAA          435,000    6.000        2024         07/01/04       438,489     442,191
     Bonds, New Jersey Institute of                                                              @ 102.000
     Technology  Issue, Ser. 1994 A
     (MBIA Ins.)

  3  New Jersey Health Care Fac. Fin. Auth.,   AAA          210,000    5.875        2024(4)      07/01/04       210,349     217,589
     Rev. Bonds, Jersey Shore Med. Ctr.                                                          @ 100.000
     Oblig. Group Issue, Ser. 1994
     (AMBAC Ins.)
                                                            135,000    5.875        2024         07/01/04       135,224     135,212
                                                                                                 @ 102.000

  4  New Jersey Hlth. Care Fac. Fin. Auth.     AAA          500,000    5.125        2013         None           459,615     487,065
     Rev. Bonds, Allegany Hlth. Sys. - Our
     Lady of Lourdes Med. Ctr. Issue, Ser.
     1993 (MBIA Ins.)

  5  New Jersey State Educl. Fac. Auth. Rev.   AAA          500,000    5.900        2025(4)      07/01/05       502,230     529,150
     Bonds, Jersey City State College                                                            @ 101.500
     Issue, Ser. 1995 A (AMBAC Ins.)

  6  The Essex Cnty., NJ, Imp. Auth. (Essex    AAA          500,000    5.200        2024         12/01/04       454,440     461,230
     Cnty., NJ), G.O. Lease Rev. Bonds,                                                          @ 101.000
     Ser. 1994 (Gibraltar Bldg. Proj.)
     (Financial Guaranty Ins.)

MUNICIPAL INVESTMENT TRUST FUND,
MULTISTATE SERIES - 85 (NEW JERSEY TRUST) (INSURED),
DEFINED ASSET FUNDS

PORTFOLIO
As of March 31, 2000

                                            Rating of                                             Optional
     Portfolio No. and Title of               Issues        Face                                 Redemption
            Securities                       (1)  (5)       Amount    Coupon      Maturities(3) Provisions(3)    Cost      Value(2)
            ----------                       ---------  ----------- -----------   -----------   ------------  ----------  ---------
  7  Township of Delran, Cnty. of              AAA      $    60,000    5.900  %     2016         01/01/06   $    60,469 $    61,181
     Burlington, NJ, Gen. Imp. Bonds, Ser.                                                       @ 100.000
     1995 (Financial Guaranty Ins.)

                                                             35,000    5.900        2017         01/01/06        35,134      35,603
                                                                                                 @ 100.000


                                                          ---------                                           ---------   ---------
                                                        $ 2,665,000                                         $ 2,585,950 $ 2,660,210
                                                          =========                                           =========   =========

                     See Notes to Portfolios on page D - 18.

MUNICIPAL INVESTMENT TRUST FUND,
MULTISTATE SERIES - 85 (CALIFORNIA, FLORIDA AND
NEW JERSEY TRUSTS), DEFINED ASSET FUNDS

NOTES TO PORTFOLIOS
As of March 31, 2000

      (1) The ratings of the bonds are by Standard & Poor's Ratings Group, or by Moody's Investors Service, Inc. if followed by "(m)", or by Fitch Investors Service, Inc. if followed by "(f)"; "NR" indicates that this bond is not currently rated by any of the above-mentioned rating services. These ratings have been furnished by the Evaluator but not confirmed with the rating agencies.

      (2)   See Notes to Financial Statements.

      (3) Optional redemption provisions, which may be exercised in whole or in part, are initially at prices of par plus a premium, then subsequently at prices declining to par. Certain securities may provide for redemption at par prior or in addition to any optional or mandatory redemption dates or maturity, for example, through the operation of a maintenance and replacement fund, if proceeds are not able to be used as contemplated, the project is condemned or sold or the project is destroyed and insurance proceeds are used to redeem the securities. Many of the securities are also subject to mandatory sinking fund redemption commencing on dates which may be prior to the date on which securities may be optionally redeemed. Sinking fund redemptions are at par and redeem only part of the issue. Some of the securities have mandatory sinking funds which contain optional provisions permitting the issuer to increase the principal amount of securities called on a mandatory redemption date. The sinking fund redemptions with optional provisions may, and optional refunding redemptions generally will, occur at times when the redeemed securities have an offering side evaluation which represents a premium over par. To the extent that the securities were acquired at a price higher than the redemption price, this will represent a loss of capital when compared with the Public Offering Price of the Units when acquired. Distributions will generally be reduced by the amount of the income which would otherwise have been paid with respect to redeemed securities and there will be distributed to Holders any principal amount and premium received on such redemption after satisfying any redemption requests for Units received by the Fund. The estimated current return may be affected by redemptions.

      (4) Bonds with an aggregate face amount of $175,000 of the Florida Trust and $710,000 of the New Jersey Trust have been pre-refunded and are expected to be called for redemption on the optional redemption provision dates shown.

      (5) Insured by AAA-rated companies that guarantee timely payments of principal and interest on the bonds (but not Fund units or the market value of the bonds before they mature).

DEFINED ASSET FUNDS--REGISTERED TRADEMARK--

HAVE QUESTIONS ?                         MUNICIPAL INVESTMENT TRUST FUND
Request the most                         MULTISTATE SERIES--85
recent free Information                  (A Unit Investment Trust)
Supplement that gives more               ---------------------------------------
details about the Fund,                  This Prospectus does not contain
by calling:                              complete information about the
The Chase Manhattan Bank                 investment company filed with the
1-800-323-1508                           Securities and Exchange Commission in
                                         Washington, D.C. under the:
                                         - Securities Act of 1933 (file no.
                                         33-57703) and
                                         - Investment Company Act of 1940 (file
                                         no. 811-1777).
                                         TO OBTAIN COPIES AT PRESCRIBED RATES--
                                         WRITE: Public Reference Section of the
                                         Commission
                                         450 Fifth Street, N.W., Washington,
                                         D.C. 20549-6009
                                         CALL: 1-800-SEC-0330.
                                         VISIT: http://www.sec.gov.
                                         ---------------------------------------
                                         No person is authorized to give any
                                         information or representations about
                                         this Fund not contained in this
                                         Prospectus or the Information
                                         Supplement, and you should not rely on
                                         any other information.
                                         ---------------------------------------
                                         When units of this Fund are no longer
                                         available, this Prospectus may be used
                                         as a preliminary prospectus for a
                                         future series, but some of the
                                         information in this Prospectus will be
                                         changed for that series.
                                         UNITS OF ANY FUTURE SERIES MAY NOT BE
                                         SOLD NOR MAY OFFERS TO BUY BE ACCEPTED
                                         UNTIL THAT SERIES HAS BECOME EFFECTIVE
                                         WITH THE SECURITIES AND EXCHANGE
                                         COMMISSION. NO UNITS CAN BE SOLD IN ANY
                                         STATE WHERE A SALE WOULD BE ILLEGAL.
                                                                     15090--6/00

                        MUNICIPAL INVESTMENT TRUST FUND
                               MULTISTATE SERIES
                              DEFINED ASSET FUNDS
                       CONTENTS OF REGISTRATION STATEMENT

    This Post-Effective Amendment to the Registration Statement on Form S-6 comprises the following papers and documents:

    The facing sheet of Form S-6.

    The cross-reference sheet (incorporated by reference to the Cross-Reference Sheet to the Registration Statement of Defined Asset Funds Municipal Insured Series, 1933 Act File No. 33-54565).

    The Prospectus.

    The Signatures.

The following exhibits:

    1.1.1 -- Form of Standard Terms and Conditions of Trust Effective as of October 21, 1993 (incorporated by reference to Exhibit 1.1.1 to the Registration Statement of Municipal Investment Trust Fund, Multistate Series--48, 1933 Act File No. 33-50247).

    1.11.1-- Merrill Lynch Code of Ethics (incorporated by reference to Exhibit
            1.11.1 to the Post Effective Amendment No. 8 to the Registration Statement of Municipal Investment Trust Fund, Insured Series 186, 1933 Act File No. 33-49159).

    1.11.2-- Municipal Investment Trust Fund Code of Ethics (incorporated by reference to Exhibit 1.11.2 to the Post Effective Amendment No. 8 to the Registration Statement of Municipal Investment Trust Fund, Insured Series 186, 1933 Act File No. 33-49159).

    4.1  --Consent of the Evaluator.

    5.1  --Consent of independent accountants.

    9.1 -- Information Supplement (incorporated by reference to Post-Effective Amendment No. 1 to Exhibit 9.1 to the Registration Statement of Municipal Investment Trust Fund, Multistate Series--409, 1933 Act File No. 333-81777).

                        MUNICIPAL INVESTMENT TRUST FUND
                             MULTISTATE SERIES--85
                              DEFINED ASSET FUNDS

                                   SIGNATURES

    PURSUANT TO THE REQUIREMENTS OF THE SECURITIES ACT OF 1933, THE REGISTRANT, MUNICIPAL INVESTMENT TRUST FUND, MULTISTATE SERIES--85, DEFINED ASSET FUNDS, CERTIFIES THAT IT MEETS ALL OF THE REQUIREMENTS FOR EFFECTIVENESS OF THIS REGISTRATION STATEMENT PURSUANT TO RULE 485(B) UNDER THE SECURITIES ACT OF 1933 AND HAS DULY CAUSED THIS REGISTRATION STATEMENT OR AMENDMENT TO THE REGISTRATION STATEMENT TO BE SIGNED ON ITS BEHALF BY THE UNDERSIGNED THEREUNTO DULY AUTHORIZED IN THE CITY OF NEW YORK AND STATE OF NEW YORK ON THE 14TH DAY OF JUNE, 2000.

             SIGNATURES APPEAR ON PAGES R-3, R-4, R-5, R-6 AND R-7.

    A majority of the members of the Board of Directors of Merrill Lynch, Pierce, Fenner & Smith Incorporated has signed this Registration Statement or Amendment to the Registration Statement pursuant to Powers of Attorney authorizing the person signing this Registration Statement or Amendment to the Registration Statement to do so on behalf of such members.

    A majority of the members of the Board of Directors of Salomon Smith Barney Inc. has signed this Registration Statement or Amendment to the Registration Statement pursuant to Powers of Attorney authorizing the person signing this Registration Statement or Amendment to the Registration Statement to do so on behalf of such members.

    A majority of the members of the Board of Directors of Prudential Securities Incorporated has signed this Registration Statement or Amendment to the Registration Statement pursuant to Powers of Attorney authorizing the person signing this Registration Statement or Amendment to the Registration Statement to do so on behalf of such members.

    A majority of the members of the Executive Committee of the Board of Directors of PaineWebber Incorporated has signed this Registration Statement or Amendment to the Registration Statement pursuant to Powers of Attorney authorizing the person signing this Registration Statement or Amendment to the Registration Statement to do so on behalf of such members.

    A majority of the members of the Board of Directors of Dean Witter Reynolds Inc. has signed this Registration Statement or Amendment to the Registration Statement pursuant to Powers of Attorney authorizing the person signing this Registration Statement or Amendment to the Registration Statement to do so on behalf of such members.

               MERRILL LYNCH, PIERCE, FENNER & SMITH INCORPORATED
                                   DEPOSITOR

By the following persons, who constitute  Powers of Attorney have been filed
  a majority of                             under
  the Board of Directors of Merrill         Form SE and the following 1933 Act
  Lynch, Pierce,                            File
  Fenner & Smith Incorporated:              Number: 333-70593

     GEORGE A. SCHIEREN
     JOHN L. STEFFENS

     By JAY M. FIFE
       (As authorized signatory for Merrill Lynch, Pierce,
       Fenner & Smith Incorporated and
       Attorney-in-fact for the persons listed above)

                           SALOMON SMITH BARNEY INC.
                                   DEPOSITOR

By the following persons, who constitute a majority of        Powers of Attorney
  the Board of Directors of Salomon Smith Barney Inc.:          have been filed
                                                                under the 1933 Act
                                                                File Numbers:
                                                                333-63417 and
                                                                333-63033

     MICHAEL A. CARPENTER
     DERYCK C. MAUGHAN

     By GINA LEMON
       (As authorized signatory for
       Salomon Smith Barney Inc. and
       Attorney-in-fact for the persons listed above)

                       PRUDENTIAL SECURITIES INCORPORATED
                                   DEPOSITOR

By the following persons, who constitute a majority of                  Powers of Attorney
  the Board of Directors of Prudential Securities                         have been filed
  Incorporated:                                                           under Form SE and
                                                                          the following 1933
                                                                          Act File Numbers:
                                                                          33-41631 and
                                                                          333-15919

     ROBERT C. GOLDEN
     ALAN D. HOGAN
     A. LAURENCE NORTON, JR.
     LELAND B. PATON
     VINCENT T. PICA II
     MARTIN PFINSGRAFF
     HARDWICK SIMMONS
     LEE B. SPENCER, JR.
     BRIAN M. STORMS

     By RICHARD R. HOFFMANN
       (As authorized signatory for Prudential Securities
       Incorporated and Attorney-in-fact for the persons listed above)

                            PAINEWEBBER INCORPORATED
                                   DEPOSITOR

By the following persons, who constitute  Powers of Attorney have been filed
  the Board of Directors of PaineWebber     under
  Incorporated:                             the following 1933 Act File
                                            Number: 33-55073

     MARGO N. ALEXANDER
     TERRY L. ATKINSON
     BRIAN M. BAREFOOT
     STEVEN P. BAUM
     MICHAEL CULP
     REGINA A. DOLAN
     JOSEPH J. GRANO, JR.
     EDWARD M. KERSCHNER
     JAMES P. MacGILVRAY
     DONALD B. MARRON
     ROBERT H. SILVER
     MARK B. SUTTON
     By ROBERT E. HOLLEY
       (As authorized signatory for
       PaineWebber Incorporated
       and Attorney-in-fact for the persons listed above)

                           DEAN WITTER REYNOLDS INC.
                                   DEPOSITOR

By the following persons, who constitute  Powers of Attorney have been filed
  a majority of                             under Form SE and the following 1933
  the Board of Directors of Dean Witter     Act File Numbers: 33-17085,
  Reynolds Inc.:                            333-13039, 333-47553 and 333-89045

     BRUCE F. ALONSO
     RICHARD M. DeMARTINI
     RAYMOND J. DROP
     JAMES F. HIGGINS
     JOHN J. MACK
     MITCHELL M. MERIN
     STEPHEN R. MILLER
     PHILIP J. PURCELL
     JOHN H. SCHAEFER
     THOMAS C. SCHNEIDER
     ALAN A. SCHRODER
     ROBERT G. SCOTT
     By MICHAEL D. BROWNE
       (As authorized signatory for
       Dean Witter Reynolds Inc.
       and Attorney-in-fact for the persons listed above)